JPMorgan Income ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 35.7%
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	1,000,000	1,007,273
Pool # WN2326, 4.45%, 12/1/2032	210,000	204,990
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	4,122,236	4,278,015
Pool # SD5883, 6.50%, 6/1/2054	12,097,888	12,507,945
Pool # SD5979, 6.00%, 7/1/2054	8,054,228	8,168,876
Pool # SD6268, 6.50%, 8/1/2054	9,100,969	9,418,302
Pool # SD6461, 6.50%, 10/1/2054	2,550,620	2,643,508
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	10,826,045	11,219,871
Pool # MA5192, 6.50%, 11/1/2053	3,103,400	3,186,266
Pool # FS6942, 6.50%, 12/1/2053	2,073,787	2,140,605
Pool # FS9123, 6.50%, 12/1/2053	8,266,612	8,557,252
Pool # CB8004, 6.00%, 2/1/2054	2,565,025	2,609,507
Pool # CB8495, 6.00%, 5/1/2054	8,291,091	8,437,315
Pool # CB8853, 6.00%, 7/1/2054	28,573,848	29,085,858
Pool # FS8911, 6.50%, 8/1/2054	9,809,366	10,176,050
Pool # CB9153, 6.00%, 9/1/2054	9,502,021	9,682,368
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	653,264
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,216,510
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,558,121
Pool # BS9607, 5.06%, 9/1/2030	162,000	166,567
Pool # BS9738, 4.97%, 10/1/2030	220,000	224,948
Pool # BS3390, 1.69%, 10/1/2031	1,285,353	1,098,852
Pool # BS3377, 1.72%, 10/1/2031	205,000	172,980
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,748,293
Pool # BS4294, 1.97%, 1/1/2034	800,000	650,771
Pool # BZ1211, 4.99%, 6/1/2034	840,000	851,377
Pool # BZ3537, 4.97%, 4/1/2035	2,673,130	2,702,616
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	267,087	272,904
Pool # DA9696, 6.50%, 4/20/2045	184,850	188,875
Pool # DD9127, 6.50%, 7/20/2049	86,930	90,104
Pool # MA8151, 4.50%, 7/20/2052	25	24
Pool # MA8649, 6.00%, 2/20/2053	311,198	316,462
Pool # MA9109, 7.00%, 8/20/2053	891,018	920,283
Pool # CW1603, 6.50%, 12/20/2053	151,798	156,410
Pool # DA0555, 6.50%, 2/20/2054	922,775	950,812
Pool # DA1949, 6.50%, 2/20/2054	1,031,570	1,062,911
Pool # 787307, 6.50%, 3/20/2054	2,977,906	3,068,473
Pool # DB1810, 6.50%, 3/20/2054	651,792	671,594
Pool # DB1811, 6.50%, 3/20/2054	379,717	391,253
Pool # DB1838, 6.50%, 3/20/2054	247,412	254,928
Pool # DB1521, 6.00%, 4/20/2054	170,710	174,344
Pool # DB1161, 6.50%, 4/20/2054	508,365	523,810
Pool # DA0802, 6.50%, 5/20/2054	306,255	315,561
Pool # DA5191, 6.50%, 5/20/2054	98,842	102,924

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DA9805, 6.50%, 5/20/2054	178,233	183,879
Pool # DB7176, 6.50%, 5/20/2054	230,126	238,119
Pool # MA9725, 5.50%, 6/20/2054	20,103,875	19,980,854
Pool # DB7182, 6.00%, 6/20/2054	98,879	100,742
Pool # DB9010, 6.00%, 6/20/2054	182,110	185,317
Pool # DC6423, 6.00%, 6/20/2054	395,837	404,046
Pool # DC6424, 6.00%, 6/20/2054	274,811	279,869
Pool # DC6462, 6.00%, 6/20/2054	279,104	285,868
Pool # DC6464, 6.00%, 6/20/2054	1,424,950	1,450,040
Pool # DC7762, 6.00%, 6/20/2054	1,707,662	1,737,731
Pool # CP4226, 6.50%, 6/20/2054	396,274	410,040
Pool # CZ1406, 6.50%, 6/20/2054	384,453	398,818
Pool # DA1016, 6.50%, 6/20/2054	198,342	205,753
Pool # DB7470, 6.50%, 6/20/2054	599,185	617,390
Pool # DB7473, 6.50%, 6/20/2054	1,274,246	1,314,522
Pool # DC6270, 6.50%, 6/20/2054	474,827	491,321
Pool # DE0617, 6.50%, 6/20/2054	1,385,246	1,427,330
Pool # DB7520, 6.00%, 7/20/2054	494,731	503,443
Pool # DC0348, 6.00%, 7/20/2054	4,244,070	4,318,801
Pool # DC6650, 6.00%, 7/20/2054	1,684,070	1,713,723
Pool # DC8318, 6.00%, 7/20/2054	80,518	81,936
Pool # DC8319, 6.00%, 7/20/2054	98,713	100,573
Pool # DA1123, 6.50%, 7/20/2054	198,085	204,104
Pool # DB7614, 6.50%, 7/20/2054	99,072	102,082
Pool # DB7642, 6.50%, 7/20/2054	242,475	249,842
Pool # DC4806, 6.50%, 7/20/2054	1,420,066	1,464,952
Pool # DC4815, 6.50%, 7/20/2054	334,031	344,180
Pool # DC4824, 6.50%, 7/20/2054	1,118,675	1,152,664
Pool # DC4836, 6.50%, 7/20/2054	777,416	801,989
Pool # DC4838, 6.50%, 7/20/2054	316,434	326,048
Pool # DC6344, 6.50%, 7/20/2054	1,585,369	1,633,534
Pool # DC7719, 6.50%, 7/20/2054	263,433	271,445
Pool # DD0243, 6.50%, 7/20/2054	198,357	205,248
Pool # DD0244, 6.50%, 7/20/2054	297,392	307,723
Pool # DD0258, 6.50%, 7/20/2054	148,515	153,675
Pool # DD1474, 6.50%, 7/20/2054	2,132,521	2,197,314
Pool # DD6149, 6.50%, 7/20/2054	241,328	248,660
Pool # DD7932, 6.50%, 7/20/2054	544,958	561,515
Pool # DD7934, 6.50%, 7/20/2054	555,733	572,618
Pool # DD7935, 6.50%, 7/20/2054	1,189,449	1,225,587
Pool # MA9781, 6.50%, 7/20/2054	30,232,033	30,915,058
Pool # DE1862, 6.00%, 8/20/2054	3,967,005	4,036,857
Pool # 787524, 6.50%, 8/20/2054	11,500,757	11,951,532
Pool # 787526, 6.50%, 8/20/2054	13,359,456	13,787,283
Pool # 787527, 6.50%, 8/20/2054	10,996,198	11,384,291
Pool # 787528, 6.50%, 8/20/2054	16,046,458	16,550,226
Pool # CZ7222, 6.50%, 8/20/2054	549,175	567,004
Pool # DA1146, 6.50%, 8/20/2054	99,269	102,286
Pool # DA2943, 6.50%, 8/20/2054	1,097,078	1,131,755

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DC5089, 6.50%, 8/20/2054	914,299	943,199
Pool # DC6802, 6.50%, 8/20/2054	897,785	923,127
Pool # DC8297, 6.50%, 8/20/2054	386,301	398,774
Pool # DD0605, 6.50%, 8/20/2054	198,398	204,998
Pool # DD1553, 6.50%, 8/20/2054	330,025	340,395
Pool # DD7840, 6.50%, 8/20/2054	1,510,732	1,558,524
Pool # DD8028, 6.50%, 8/20/2054	87,305	90,299
Pool # DD8029, 6.50%, 8/20/2054	87,229	90,631
Pool # DD8031, 6.50%, 8/20/2054	65,879	67,881
Pool # DD8032, 6.50%, 8/20/2054	122,611	126,665
Pool # DD8033, 6.50%, 8/20/2054	106,086	109,594
Pool # DD9128, 6.50%, 8/20/2054	217,751	225,315
Pool # DE0930, 6.50%, 8/20/2054	198,361	206,467
Pool # DE0931, 6.50%, 8/20/2054	198,502	205,398
Pool # DE0933, 6.50%, 8/20/2054	197,947	204,823
Pool # DE0936, 6.50%, 8/20/2054	496,083	511,798
Pool # DE1872, 6.50%, 8/20/2054	3,579,807	3,688,571
Pool # 787553, 6.00%, 9/20/2054	11,039,400	11,239,483
Pool # DD9114, 6.00%, 9/20/2054	119,105	121,202
Pool # DE0971, 6.00%, 9/20/2054	93,727	95,378
Pool # DE4370, 6.00%, 9/20/2054	222,440	226,356
Pool # DE4373, 6.00%, 9/20/2054	228,200	232,218
Pool # DE4379, 6.00%, 9/20/2054	957,174	974,028
Pool # DE6274, 6.00%, 9/20/2054	9,730,166	9,901,498
Pool # 787554, 6.50%, 9/20/2054	9,591,168	9,892,260
Pool # DE6368, 6.50%, 9/20/2054	1,049,192	1,079,116
Pool # 787593, 5.50%, 10/20/2054	11,603,484	11,613,264
Pool # 787595, 6.00%, 10/20/2054	32,865,895	33,504,537
Pool # 787596, 6.00%, 10/20/2054	33,151,239	33,877,365
Pool # DF5278, 6.00%, 10/20/2054	129,192	131,466
Pool # DF5283, 6.00%, 10/20/2054	924,335	940,612
Pool # DF5284, 6.00%, 10/20/2054	993,635	1,011,132
Pool # DF8119, 6.00%, 11/20/2054	9,943,450	10,118,539
Pool # DF8120, 6.00%, 11/20/2054	9,940,892	10,115,934
Pool # DG0986, 6.00%, 11/20/2054	298,328	303,801
Pool # DG1019, 6.00%, 11/20/2054	298,585	304,062
Pool # DG1038, 6.00%, 11/20/2054	298,601	304,885
Pool # DE0928, 6.00%, 12/20/2054	125,934	128,796
Pool # DF4458, 6.00%, 12/20/2054	288,419	293,710
Pool # DF4461, 6.00%, 12/20/2054	280,597	286,502
Pool # DF4477, 6.00%, 12/20/2054	563,520	573,857
Pool # DF8291, 6.00%, 12/20/2054	1,094,752	1,114,028
Pool # DG1004, 6.00%, 12/20/2054	398,158	405,866
Pool # DG1015, 6.00%, 12/20/2054	208,753	212,557
Pool # DG1018, 6.00%, 12/20/2054	298,611	304,896
Pool # DG1027, 6.00%, 12/20/2054	597,190	608,145
Pool # DG8794, 6.00%, 12/20/2054	298,612	304,090
Pool # DG8812, 6.00%, 12/20/2054	180,375	183,685
Pool # DG8826, 6.00%, 12/20/2054	170,696	173,828

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DG8827, 6.00%, 1/20/2055	544,222	554,210
Pool # DG8828, 6.00%, 1/20/2055	140,094	143,043
Pool # DG8829, 6.00%, 1/20/2055	241,481	246,972
Pool # DG8840, 6.00%, 1/20/2055	174,875	178,084
Pool # DG8841, 6.00%, 1/20/2055	506,201	515,490
Pool # DG8842, 6.00%, 1/20/2055	112,713	115,086
Pool # DG8843, 6.00%, 1/20/2055	163,762	167,486
Pool # DG8871, 6.00%, 1/20/2055	107,939	110,721
Pool # MB0149, 6.50%, 1/20/2055	36,437,471	37,286,841
Pool # MB0206, 6.00%, 2/20/2055	82,260,137	83,124,996
Pool # MB0207, 6.50%, 2/20/2055	28,402,916	29,057,886
Pool # 787885, 6.00%, 3/20/2055	36,537,956	37,181,560
Pool # MB0260, 6.00%, 3/20/2055	85,940,816	86,844,373
Pool # MB0309, 6.00%, 4/20/2055	74,844,586	75,637,350
Pool # MB0310, 6.50%, 4/20/2055	69,752,701	71,319,071
Pool # 787943, 6.50%, 5/20/2055	10,000,000	10,385,638
Pool # MB0368, 6.50%, 5/20/2055	78,200,000	80,099,949
Pool # MB0426, 6.50%, 6/20/2055 (a)	18,601,577	19,085,947
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2055 (a)	291,683,000	289,575,132
TBA, 6.50%, 6/15/2055 (a)	61,416,334	62,708,844
TBA, 5.50%, 7/15/2055 (a)	54,300,000	53,856,691
Nautical Solutions , 9.20%, 8/1/2031 ‡	4,734,831	4,734,832
Oneslt , 8.00%, 12/15/2030 ‡	3,492,830	3,492,830
Total Mortgage-Backed Securities (Cost $1,384,912,269)		1,384,606,146
Commercial Mortgage-Backed Securities — 21.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.14%, 8/10/2035 (b) (c)	935,000	873,056
Aventura Mall Trust Series 2018-AVM, Class A, 4.11%, 7/5/2040 (b) (c)	2,220,000	2,165,732
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (b)	3,000,000	1,896,122
BANK
Series 2022-BNK39, Class XA, IO, 0.42%, 2/15/2055 (c)	8,015,515	187,901
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (c)	1,500,000	1,094,901
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (b)	700,000	431,834
Series 2020-BN28, Class XA, IO, 1.76%, 3/15/2063 (c)	4,087,011	301,441
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (b)	320,000	201,796
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	3,930,856
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (c)	5,800,000	6,004,288
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,795,457	5,999,447
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	862,834
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (c)	4,500,000	239,175
Series 2022-C17, Class XA, IO, 1.15%, 9/15/2055 (c)	47,083,029	3,206,933
Series 2023-C20, Class XA, IO, 0.85%, 7/15/2056 (c)	13,133,346	636,800
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (c)	1,350,000	1,420,230
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	2,900,000	3,203,964
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (c)	4,350,000	4,591,239

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (c)	2,300,000	2,208,401
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (c)	1,000,000	978,134
Series 2019-B9, Class D, 3.00%, 3/15/2052 (b)	1,240,000	779,731
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	753,155
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	721,590
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (c)	800,000	767,114
Series 2022-B37, Class A5, 5.75%, 11/15/2055 (c)	604,000	630,658
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	4,000,000	4,197,816
Series 2023-B39, Class XA, IO, 0.57%, 7/15/2056 (c)	118,373,313	4,388,797
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (c)	200,000	208,504
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	455,030
Series 2024-V5, Class C, 6.97%, 1/10/2057 (c)	300,000	308,353
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,419,148
Series 2019-B10, Class B, 4.18%, 3/15/2062 (c)	1,418,000	1,263,802
BHMS Series 2018-ATLS, Class A, 5.88%, 7/15/2035 (b) (c)	4,705,000	4,705,371
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (c)	3,600,000	3,802,038
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 (b)	5,000,000	3,728,500
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.47%, 2/17/2055 (c)	49,322,768	1,162,538
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,693,466
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	6,280,000	6,577,909
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (c)	3,310,000	3,532,881
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,592,309
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,490,798
Series 2024-5C3, Class C, 6.86%, 2/15/2057 (c)	700,000	707,870
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	8,300,000	8,778,787
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (c)	26,971,126	1,752,128
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,771,075
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	3,964,189
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (c)	79,981,253	4,031,927
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (b) (c)	19,943,580	735,657
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (c)	1,400,000	1,437,706
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (c)	300,000	308,667
BX Series 2021-MFM1, Class A, 5.14%, 1/15/2034 (b) (c)	266,698	266,531
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 5.17%, 10/15/2036 (b) (c)	219,301	218,478
Series 2021-VINO, Class A, 5.10%, 5/15/2038 (b) (c)	62,622	62,583
Series 2021-ACNT, Class A, 5.29%, 11/15/2038 (b) (c)	728,704	728,248
Series 2024-MF, Class A, 5.77%, 2/15/2039 (b) (c)	1,744,345	1,746,526
Series 2024-MF, Class B, 6.02%, 2/15/2039 (b) (c)	708,364	709,249
Series 2024-AIR2, Class A, 5.82%, 10/15/2041 (b) (c)	1,438,770	1,440,119
BX Mortgage Trust
Series 2025-BIO3, Class B, 6.56%, 2/10/2042 (b)	3,587,000	3,584,550
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (b) (c)	3,400,000	3,407,017
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (b) (c)	4,700,000	4,531,209
BX Trust Series 2022-LBA6, Class A, 5.33%, 1/15/2039 (b) (c)	155,000	154,661
CD Mortgage Trust
Series 2016-CD2, Class C, 3.97%, 11/10/2049 (c)	290,000	170,363

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	3,796,138	3,635,580
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	893,350
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (b)	2,000,000	1,646,995
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (c)	1,362,417	1,306,042
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (c)	1,750,000	1,651,424
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (c)	2,080,000	1,903,608
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (b)	3,800,000	2,027,408
CFCRE Commercial Mortgage Trust Series 2016-C6, Class C, 4.17%, 11/10/2049 (c)	1,000,000	887,067
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (b)	6,500,000	5,390,743
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (c)	1,360,787	1,315,065
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (b)	4,000,000	2,805,200
Series 2015-P1, Class D, 3.23%, 9/15/2048 (b)	860,000	789,306
Series 2016-GC36, Class C, 4.75%, 2/10/2049 (c)	1,500,000	1,216,876
Series 2016-P3, Class B, 4.27%, 4/15/2049 (c)	1,630,000	1,518,283
Series 2016-C3, Class D, 3.00%, 11/15/2049 (b)	1,500,000	1,148,797
Series 2016-P6, Class D, 3.25%, 12/10/2049 (b)	3,000,000	2,185,325
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (c)	1,000,000	969,003
Series 2018-C5, Class XA, IO, 0.66%, 6/10/2051 (c)	1,454,664	25,896
Series 2018-C6, Class XA, IO, 0.76%, 11/10/2051 (c)	2,012,371	45,957
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	1,995,961
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (c)	5,476,986	5,123,582
Series 2019-C7, Class XA, IO, 0.82%, 12/15/2072 (c)	19,976,409	642,755
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (b) (c)	2,900,000	2,899,369
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (b) (c)	1,123,214	1,134,979
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (b) (c)	1,224,000	1,234,527
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (c)	800,000	660,506
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.71%, 2/10/2047 (c)	2,967,820	2,809,902
Series 2014-CR15, Class C, 3.97%, 2/10/2047 (c)	1,000,000	952,296
Series 2014-CR19, Class E, 4.01%, 8/10/2047 (b) (c)	2,500,000	2,238,250
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (c)	2,300,000	2,116,000
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (b)	2,350,000	1,769,785
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (b)	7,817,000	7,058,886
Series 2015-CR22, Class D, 3.89%, 3/10/2048 (b) (c)	2,000,000	1,510,006
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (b) (c)	3,000,000	2,444,583
Series 2015-PC1, Class B, 4.34%, 7/10/2050 (c)	65,000	63,115
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class C, 4.88%, 11/15/2051 (c)	4,000,000	3,612,276
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (c)	59,171,416	2,944,701
Series 2020-C19, Class D, 2.50%, 3/15/2053 (b)	5,200,000	2,804,923
Series 2020-C19, Class E, 2.50%, 3/15/2053 (b)	2,000,000	625,426
Series 2020-C19, Class C, 3.61%, 3/15/2053 (c)	2,750,000	2,203,911
Series 2015-C2, Class C, 4.18%, 6/15/2057 (c)	4,250,000	3,868,170
DBJPM Mortgage Trust Series 2016-C3, Class B, 3.26%, 8/10/2049	400,000	380,889
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (b) (c)	1,885,000	1,890,928
FHLMC
Series 2023-MN7, Class M1, 7.92%, 9/25/2043 (b) (c)	1,797,453	1,837,881

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-MN7, Class M2, 10.02%, 9/25/2043 (b) (c)	2,348,000	2,439,441
Series 2023-MN7, Class B1, 13.17%, 9/25/2043 (b) (c)	1,750,000	1,951,457
Series 2024-MN8, Class M1, 7.17%, 5/25/2044 (b) (c)	2,281,179	2,304,868
Series 2024-MN8, Class M2, 8.57%, 5/25/2044 (b) (c)	2,500,000	2,614,692
Series 2024-MN8, Class B1, 11.67%, 5/25/2044 (b) (c)	2,900,000	3,154,047
Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (b) (c)	3,798,239	3,760,308
Series 2025-MN10, Class M2, 7.17%, 2/25/2045 (b) (c)	1,500,000	1,490,680
Series 2025-MN10, Class B1, 9.27%, 2/25/2045 (b) (c)	180,000	178,651
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (c)	2,000,000	73,785
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (c)	2,000,000	85,702
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (c)	2,500,000	342,941
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (c)	5,600,000	369,758
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (c)	18,000,000	3,812,143
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 9.82%, 7/25/2041 (b) (c)	200,000	200,491
Series 2024-MN9, Class M1, 6.77%, 10/25/2044 (b) (c)	10,983,781	11,001,287
Series 2021-MN1, Class M1, 6.32%, 1/25/2051 (b) (c)	441,112	438,979
Series 2021-MN1, Class M2, 8.07%, 1/25/2051 (b) (c)	3,000,000	3,054,213
Series 2021-MN3, Class M2, 8.32%, 11/25/2051 (b) (c)	8,700,000	8,971,466
Series 2021-MN3, Class B1, 11.17%, 11/25/2051 (b) (c)	1,750,000	1,853,695
Series 2022-MN4, Class M2, 10.82%, 5/25/2052 (b) (c)	3,000,000	3,376,698
FHLMC, Multi-family Structured Pass-Through Certificates Series K051, Class X1, IO, 0.49%, 9/25/2025 (c)	65,077,712	61,127
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (c)	5,397,031	32,096
Series K737, Class X1, IO, 0.61%, 10/25/2026 (c)	43,980,265	311,653
Series K738, Class X1, IO, 1.48%, 1/25/2027 (c)	41,117,562	798,458
Series K064, Class X1, IO, 0.59%, 3/25/2027 (c)	10,110,318	88,641
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (c)	40,973,169	613,713
Series K068, Class X1, IO, 0.41%, 8/25/2027 (c)	626,695	4,975
Series K740, Class X1, IO, 0.73%, 9/25/2027 (c)	17,762,557	249,917
Series K072, Class X1, IO, 0.36%, 12/25/2027 (c)	14,894,581	120,525
Series K742, Class X1, IO, 0.77%, 3/25/2028 (c)	2,731,599	33,728
Series K742, Class X3, IO, 2.59%, 4/25/2028 (c)	5,000,000	336,843
Series K743, Class X1, IO, 0.91%, 5/25/2028 (c)	25,223,985	586,553
Series K078, Class X1, IO, 0.08%, 6/25/2028 (c)	61,212,034	210,588
Series K745, Class X1, IO, 0.62%, 8/25/2028 (c)	15,010,822	253,112
Series K082, Class X1, IO, 0.01%, 9/25/2028 (c)	193,247,636	413,337
Series K083, Class X1, IO, 0.03%, 9/25/2028 (c)	129,918,006	327,069
Series K084, Class X3, IO, 2.24%, 11/25/2028 (c)	751,485	52,568
Series K514, Class X1, IO, 0.96%, 12/25/2028 (c)	11,792,409	367,000
Series K088, Class X1, IO, 0.51%, 1/25/2029 (c)	13,624,448	224,812
Series K091, Class X1, IO, 0.56%, 3/25/2029 (c)	32,010,265	605,240
Series K519, Class AS, 4.83%, 3/25/2029 (c)	3,692,383	3,687,761
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (c)	55,000,000	520,102
Series KW09, Class X1, IO, 0.78%, 5/25/2029 (c)	71,571,745	1,621,200
Series K094, Class X1, IO, 0.87%, 6/25/2029 (c)	21,115,265	634,064
Series K095, Class XAM, IO, 1.24%, 6/25/2029 (c)	1,614,000	73,755
Series K528, Class X1, IO, 0.82%, 7/25/2029 (c)	30,000,000	945,780

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series KG02, Class X1, IO, 1.02%, 8/25/2029 (c)	14,285,895	463,959
Series K100, Class X1, IO, 0.65%, 9/25/2029 (c)	53,985,744	1,287,857
Series K101, Class X1, IO, 0.83%, 10/25/2029 (c)	1,656,649	50,797
Series K101, Class X3, IO, 1.89%, 10/25/2029 (c)	20,000,000	1,453,398
Series K090, Class X3, IO, 2.31%, 10/25/2029 (c)	5,000,000	400,145
Series K103, Class X1, IO, 0.63%, 11/25/2029 (c)	25,861,331	626,586
Series K104, Class X1, IO, 1.11%, 1/25/2030 (c)	12,979,240	548,949
Series K106, Class X1, IO, 1.32%, 1/25/2030 (c)	6,550,995	337,193
Series K105, Class X1, IO, 1.52%, 1/25/2030 (c)	24,617,137	1,412,204
Series K107, Class X1, IO, 1.59%, 1/25/2030 (c)	44,889,313	2,727,874
Series K109, Class X1, IO, 1.57%, 4/25/2030 (c)	36,251,046	2,233,481
Series K110, Class X1, IO, 1.64%, 4/25/2030 (c)	42,989,296	2,719,946
Series K114, Class X1, IO, 1.11%, 6/25/2030 (c)	2,109,047	98,235
Series K115, Class X1, IO, 1.32%, 6/25/2030 (c)	7,895,186	432,449
Series K117, Class X1, IO, 1.22%, 8/25/2030 (c)	17,770,143	913,709
Series K119, Class X1, IO, 0.92%, 9/25/2030 (c)	7,282,940	289,479
Series K121, Class X1, IO, 1.02%, 10/25/2030 (c)	24,854,679	1,066,982
Series K120, Class X1, IO, 1.03%, 10/25/2030 (c)	40,745,802	1,784,642
Series K754, Class XAM, IO, 0.03%, 11/25/2030 (c)	116,738,000	574,094
Series K122, Class X1, IO, 0.87%, 11/25/2030 (c)	19,632,251	751,350
Series K124, Class X1, IO, 0.72%, 12/25/2030 (c)	99,605,496	3,260,636
Series K123, Class X1, IO, 0.77%, 12/25/2030 (c)	52,809,383	1,800,774
Series K126, Class X1, IO, 0.30%, 1/25/2031 (c)	91,330,519	1,286,911
Series K152, Class X1, IO, 0.95%, 1/25/2031 (c)	17,283,609	687,215
Series K128, Class X1, IO, 0.51%, 3/25/2031 (c)	126,340,349	3,012,864
Series K129, Class X3, IO, 3.16%, 5/25/2031 (c)	8,000,000	1,217,119
Series K130, Class X1, IO, 1.04%, 6/25/2031 (c)	6,169,661	310,089
Series K131, Class X1, IO, 0.73%, 7/25/2031 (c)	56,608,623	2,086,158
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (c)	42,595,468	1,156,710
Series K136, Class X1, IO, 0.39%, 12/25/2031 (c)	62,908,315	1,151,996
Series K140, Class X1, IO, 0.29%, 1/25/2032 (c)	84,552,256	1,475,259
Series K-152, Class A1, 3.78%, 1/25/2032	1,176,800	1,150,366
Series K142, Class X1, IO, 0.30%, 3/25/2032 (c)	110,061,971	1,972,784
Series K144, Class X1, IO, 0.33%, 4/25/2032 (c)	4,087,330	85,074
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,585,955
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (c)	17,462,053	374,397
Series K-152, Class X1, IO, 0.15%, 11/25/2032 (c)	122,321,559	1,567,000
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (c)	85,807,333	2,196,059
Series K-159, Class X1, IO, 0.12%, 7/25/2033 (c)	131,751,068	1,634,306
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (c)	2,700,000	909,519
Series K-163, Class X3, IO, 5.69%, 4/25/2034 (c)	2,500,000	908,655
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (c)	1,183,956	46,628
Series K-1514, Class X3, IO, 2.77%, 10/25/2034 (c)	13,043,739	2,427,568
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (c)	2,500,000	534,629
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (c)	19,168,824	1,780,205
Series Q012, Class X, IO, 4.02%, 9/25/2035 (c)	373,694	56,227
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (c)	36,105,440	2,150,653
Series K-1519, Class X1, IO, 0.59%, 12/25/2035 (c)	13,375,180	568,384
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (c)	57,895,486	1,984,773

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (c)	4,500,000	891,414
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (c)	3,000,000	769,490
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (c)	1,000,000	245,603
Series K067, Class X3, IO, 2.11%, 9/25/2044 (c)	15,000,000	642,072
Series K068, Class X3, IO, 2.06%, 10/25/2044 (c)	12,000,000	508,642
Series 2024-MN9, Class M2, 7.57%, 10/25/2044 (b) (c)	5,100,000	5,138,184
Series 2024-MN9, Class B1, 10.32%, 10/25/2044 (b) (c)	500,000	516,391
Series K060, Class X3, IO, 1.90%, 12/25/2044 (c)	11,949,868	295,003
Series K062, Class X3, IO, 2.08%, 1/25/2045 (c)	14,999,855	443,688
Series K063, Class X3, IO, 2.08%, 2/25/2045 (c)	11,342,000	371,000
Series K730, Class X3, IO, 3.83%, 2/25/2045 (c)	3,697,853	312
Series K065, Class X3, IO, 2.19%, 7/25/2045 (c)	8,509,531	349,452
Series K066, Class X3, IO, 2.16%, 8/25/2045 (c)	25,000,000	1,089,328
Series K071, Class X3, IO, 2.01%, 11/25/2045 (c)	8,700,000	393,916
Series K085, Class X3, IO, 2.31%, 12/25/2045 (c)	1,850,000	129,509
Series K097, Class X3, IO, 2.02%, 9/25/2046 (c)	3,000,000	219,525
Series K082, Class X3, IO, 2.21%, 10/25/2046 (c)	10,000,000	686,133
Series K083, Class X3, IO, 2.29%, 11/25/2046 (c)	621,062	43,852
Series K092, Class X3, IO, 2.25%, 5/25/2047 (c)	43,959,013	3,407,487
Series K737, Class X3, IO, 1.78%, 1/25/2048 (c)	11,779,376	295,739
Series K109, Class X3, IO, 3.38%, 5/25/2048 (c)	3,400,000	473,510
Series K119, Class X3, IO, 2.73%, 9/25/2048 (c)	5,000,000	613,986
Series K121, Class X3, IO, 2.77%, 11/25/2048 (c)	5,000,000	620,878
Series K126, Class X3, IO, 2.63%, 1/25/2049 (c)	12,950,000	1,593,688
Series K124, Class X3, IO, 2.62%, 2/25/2049 (c)	5,000,000	594,589
Series K125, Class X3, IO, 2.65%, 2/25/2049 (c)	16,750,000	2,060,240
Series K741, Class X3, IO, 2.45%, 3/25/2049 (c)	13,766,615	778,190
Series K127, Class X3, IO, 2.65%, 3/25/2049 (c)	4,000,000	485,863
Series K743, Class X3, IO, 2.95%, 6/25/2049 (c)	13,000,000	998,111
Series K147, Class X3, IO, 3.80%, 6/25/2050 (c)	6,400,000	1,323,661
Series K096, Class X3, IO, 2.04%, 8/25/2051 (c)	8,380,000	586,662
Series K148, Class X3, IO, 4.15%, 8/25/2054 (c)	17,000,000	3,936,370
Series Q014, Class X, IO, 2.78%, 10/25/2055 (c)	1,791,312	261,151
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (c)	5,000,000	1,234,900
Series K759, Class X3, IO, 5.26%, 2/25/2057 (c)	1,026,415	287,039
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (c)	16,493,336	503,223
FNMA ACES
Series 2020-M3, Class X1, IO, 0.32%, 2/25/2030 (c)	3,324,504	36,232
Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (c)	2,814,819	29,401
Series 2020-M31, Class AB, 0.50%, 10/25/2032	71,347	60,695
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (b)	5,500,000	2,422,839
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.97%, 9/25/2024 (b) (c)	828,828	828,532
Series 2018-KF45, Class B, 6.42%, 3/25/2025 (b) (c)	675,023	673,926
Series 2018-KC02, Class B, 4.18%, 7/25/2025 (b) (c)	25,000	24,870
Series 2018-KF53, Class B, 6.52%, 10/25/2025 (c)	24,588	24,425
Series 2019-KF60, Class B, 6.82%, 2/25/2026 (b) (c)	472,102	466,444
Series 2019-KF62, Class B, 6.52%, 4/25/2026 (b) (c)	5,296	5,153
Series 2019-K735, Class B, 4.02%, 5/25/2026 (b) (c)	150,000	148,140

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-KF72, Class B, 6.57%, 11/25/2026 (b) (c)	730,796	707,205
Series 2017-KF40, Class B, 7.17%, 11/25/2027 (b) (c)	943,700	897,069
Series 2018-KF43, Class B, 6.62%, 1/25/2028 (b) (c)	21,473	20,693
Series 2018-KF50, Class B, 6.37%, 7/25/2028 (b) (c)	3,383	3,239
Series 2018-K84, Class D, PO, 11/25/2028 (b)	3,500,000	2,584,273
Series 2018-KF54, Class B, 6.67%, 11/25/2028 (c)	442,364	414,447
Series 2019-KF59, Class B, 6.82%, 2/25/2029 (b) (c)	675,975	646,137
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (b)	57,938,385	167,564
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (b)	18,661,619	48,739
Series 2019-KW09, Class C, PO, 6/25/2029 (b)	790,000	561,505
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (b)	10,000,000	31,810
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (b)	12,014,516	39,251
Series 2019-KF67, Class C, 10.47%, 8/25/2029 (b) (c)	2,360,632	2,040,237
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (b) (c)	2,400,000	1,960,317
Series 2019-KF73, Class B, 6.92%, 11/25/2029 (b) (c)	2,309,622	2,126,609
Series 2020-KF76, Class B, 7.22%, 1/25/2030 (b) (c)	638,432	622,984
Series 2020-K107, Class D, 3.51%, 2/25/2030 (b) (c)	4,500,000	3,580,908
Series 2023-K752, Class D, PO, 8/25/2030 (b)	2,588,480	1,654,075
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (b)	9,003,480	36,755
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (b) (c)	300,000	266,742
Series 2022-KF132, Class CS, 10.75%, 2/25/2032 (b) (c)	2,933,084	2,710,535
Series 2019-KW10, Class C, PO, 10/25/2032 (b)	1,300,000	891,732
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (b)	14,162,277	44,851
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (b)	1,600,000	5,359
Series 2023-KF149, Class CS, 10.50%, 12/25/2032 (b) (c)	428,810	437,603
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (b)	45,466,034	220,101
Series 2018-K155, Class C, PO, 5/25/2033 (b)	4,000,000	2,027,673
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (b)	5,250,000	30,449
Series 19K-1511, Class C, PO, 4/25/2034 (b)	5,327,320	2,489,235
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (b)	168,833,584	1,027,859
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (b)	6,000,000	2,759,673
Series 2017-K69, Class D, PO, 10/25/2049 (b)	6,000,000	4,832,934
Series 2017-K724, Class D, PO, 12/25/2049 (b)	18,076	17,642
Series 2017-K62, Class B, 3.88%, 1/25/2050 (b) (c)	415,000	408,210
Series 2019-K91, Class C, 4.26%, 4/25/2051 (b) (c)	250,000	239,588
Series 2018-K83, Class D, PO, 11/25/2051 (b)	3,400,000	2,514,501
Series 2019-K92, Class D, PO, 5/25/2052 (b)	4,900,000	3,539,673
Series 2020-K116, Class D, PO, 9/25/2052 (b)	4,500,000	2,765,030
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (b)	58,966,813	214,079
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (b)	12,768,420	50,341
Series 2020-K105, Class D, PO, 3/25/2053 (b)	4,000,000	2,546,771
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (b)	51,543,361	177,381
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (b)	12,000,000	45,842
Series 2020-K113, Class D, PO, 5/25/2053 (b)	4,300,000	2,757,266
Series 2020-K115, Class D, PO, 9/25/2053 (b)	6,000,000	4,060,765
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (b)	64,148,390	252,379
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (b)	14,600,000	60,393
Series 2020-K118, Class D, PO, 10/25/2053 (b)	7,000,000	4,553,526
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (b)	76,530,512	304,637

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (b)	15,633,000	65,360
Series 2020-K739, Class D, PO, 11/25/2053 (b)	7,000,000	5,656,824
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (b)	68,294,529	114,796
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (b)	17,500,000	33,294
Series 2020-K122, Class D, PO, 1/25/2054 (b)	4,000,000	2,421,183
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (b)	10,972,469	46,129
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (b)	43,397,964	167,707
GNMA
Series 2013-174, Class IA, IO, 0.46%, 10/16/2053 (c)	32,294,443	522,153
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (c)	805,737	710,132
Series 2015-33, IO, 0.24%, 2/16/2056 (c)	46,047,215	313,526
Series 2017-9, IO, 0.66%, 1/16/2057 (c)	22,041,109	830,978
Series 2023-127, IO, 0.40%, 7/16/2057 (c)	86,386,969	1,545,480
Series 2016-165, IO, 0.63%, 12/16/2057 (c)	4,821,075	152,951
Series 2017-70, IO, 0.37%, 2/16/2059 (c)	42,700,689	981,527
Series 2023-108, IO, 0.69%, 8/16/2059 (c)	11,862,361	446,617
Series 2018-85, IO, 0.55%, 7/16/2060 (c)	13,610,637	487,375
Series 2020-184, IO, 0.91%, 11/16/2060 (c)	3,061,758	198,116
Series 2021-17, IO, 1.05%, 1/16/2061 (c)	12,867,555	1,013,683
Series 2021-5, IO, 1.11%, 1/16/2061 (c)	15,635,020	1,242,310
Series 2019-76, IO, 0.88%, 3/16/2061 (c)	22,444,965	1,251,841
Series 2021-47, IO, 0.99%, 3/16/2061 (c)	25,672,537	1,747,085
Series 2021-63, IO, 0.82%, 4/16/2061 (c)	30,924,111	1,822,364
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (c)	10,134,055	311,272
Series 2021-90, IO, 0.84%, 5/16/2061 (c)	16,860,119	1,013,335
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (c)	2,068,716	105,107
Series 2021-108, IO, 0.97%, 6/16/2061 (c)	9,500,381	660,586
Series 2021-147, IO, 0.99%, 6/16/2061 (c)	7,531,940	551,239
Series 2019-155, IO, 0.53%, 7/16/2061 (c)	5,378,770	216,175
Series 2024-195, IO, 0.60%, 7/16/2061 (c)	98,549,501	3,966,056
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (c)	6,521,066	278,317
Series 2022-113, IO, 0.40%, 9/16/2061 (c)	31,002,459	1,106,909
Series 2019-154, IO, 0.58%, 9/16/2061 (c)	7,070,684	280,107
Series 2021-218, IO, 0.96%, 10/16/2061 (c)	17,683,956	1,297,378
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (c)	942,663	46,521
Series 2020-28, IO, 0.82%, 11/16/2061 (c)	5,327,829	301,298
Series 2020-56, IO, 0.97%, 11/16/2061 (c)	7,144,462	470,612
Series 2025-38, IO, 0.64%, 1/16/2062 (c)	47,241,436	1,861,473
Series 2019-130, IO, 0.68%, 1/16/2062 (c)	17,902,986	917,055
Series 2019-144, IO, 0.79%, 1/16/2062 (c)	13,377,251	778,556
Series 2020-2, IO, 0.59%, 3/16/2062 (c)	10,124,275	438,839
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (c)	14,129,485	893,404
Series 2020-94, IO, 0.97%, 3/16/2062 (c)	17,751,577	1,203,757
Series 2020-110, IO, 0.98%, 3/16/2062 (c)	18,461,170	1,263,412
Series 2020-10, IO, 0.58%, 4/16/2062 (c)	10,287,660	422,073
Series 2020-23, IO, 0.66%, 4/16/2062 (c)	9,486,034	441,693
Series 2020-38, IO, 0.82%, 4/16/2062 (c)	14,611,850	862,248
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (c)	37,055,772	2,942,817
Series 2020-120, IO, 0.77%, 5/16/2062 (c)	5,637,160	333,371

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-100, IO, 0.79%, 5/16/2062 (c)	5,551,225	332,428
Series 2020-118, IO, 0.88%, 6/16/2062 (c)	6,234,319	327,973
Series 2020-147, IO, 0.91%, 6/16/2062 (c)	80,896,498	5,298,179
Series 2020-194, IO, 1.08%, 6/16/2062 (c)	8,152,706	587,009
Series 2020-169, IO, 0.85%, 7/16/2062 (c)	6,162,081	387,347
Series 2020-64, IO, 1.20%, 7/16/2062 (c)	3,469,415	294,697
Series 2020-161, IO, 1.05%, 8/16/2062 (c)	8,874,707	659,685
Series 2021-3, IO, 0.87%, 9/16/2062 (c)	14,152,690	902,957
Series 2020-6, IO, 0.70%, 10/16/2062 (c)	9,607,849	550,835
Series 2021-33, IO, 0.84%, 10/16/2062 (c)	52,312,583	3,348,366
Series 2021-71, IO, 0.86%, 10/16/2062 (c)	124,877,107	7,967,572
Series 2021-28, IO, 1.04%, 10/16/2062 (c)	13,296,471	980,691
Series 2020-150, IO, 0.97%, 12/16/2062 (c)	240,983	16,833
Series 2021-11, IO, 1.02%, 12/16/2062 (c)	8,405,924	612,150
Series 2021-35, IO, 1.03%, 12/16/2062 (c)	3,115,168	235,238
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (c)	13,411,187	1,071,624
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (c)	28,916,379	2,377,343
Series 2021-40, IO, 0.82%, 2/16/2063 (c)	10,056,697	618,088
Series 2021-120, IO, 0.99%, 2/16/2063 (c)	6,198,672	458,069
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (c)	3,203,204	123,986
Series 2021-144, IO, 0.82%, 4/16/2063 (c)	71,218,312	4,376,244
Series 2021-106, IO, 0.86%, 4/16/2063 (c)	68,854,268	4,531,169
Series 2021-151, IO, 0.91%, 4/16/2063 (c)	7,552,927	522,930
Series 2021-168, IO, 0.80%, 5/16/2063 (c)	12,968,827	799,112
Series 2021-60, IO, 0.83%, 5/16/2063 (c)	2,182,993	133,719
Series 2021-126, IO, 0.85%, 5/16/2063 (c)	9,479,321	631,850
Series 2021-22, IO, 0.97%, 5/16/2063 (c)	7,593,551	529,771
Series 2021-10, IO, 0.99%, 5/16/2063 (c)	7,732,746	568,031
Series 2021-170, IO, 0.99%, 5/16/2063 (c)	13,261,250	976,297
Series 2024-32, IO, 0.70%, 6/16/2063 (c)	46,217,939	2,360,651
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (c)	1,676,469	75,071
Series 2021-133, IO, 0.88%, 7/16/2063 (c)	31,941,518	2,114,273
Series 2022-67, IO, 0.90%, 8/16/2063 (c)	18,398,038	1,360,088
Series 2021-61, IO, 1.04%, 8/16/2063 (c)	1,329,876	99,359
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (c)	102,161,066	9,175,678
Series 2023-15, Class AB, 4.00%, 8/16/2063 (c)	719,036	686,024
Series 2023-179, IO, 0.61%, 9/16/2063 (c)	128,055,595	5,478,142
Series 2021-164, IO, 0.95%, 10/16/2063 (c)	30,343,184	2,106,779
Series 2021-110, IO, 0.87%, 11/16/2063 (c)	10,170,124	684,266
Series 2021-200, IO, 0.89%, 11/16/2063 (c)	1,929,022	130,844
Series 2021-180, IO, 0.91%, 11/16/2063 (c)	14,312,340	996,341
Series 2021-150, IO, 1.04%, 11/16/2063 (c)	7,938,403	621,771
Series 2021-185, IO, 1.11%, 11/16/2063 (c)	1,480,438	123,800
Series 2021-220, IO, 0.83%, 12/16/2063 (c)	10,834,530	673,179
Series 2022-106, IO, 0.69%, 2/16/2064 (c)	2,764,133	152,679
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (c)	6,916,014	292,644
Series 2022-4, IO, 0.86%, 3/16/2064 (c)	46,107,690	2,964,637
Series 2021-224, IO, 0.78%, 4/16/2064 (c)	1,894,867	121,431
Series 2022-149, IO, 0.46%, 6/16/2064 (c)	12,997,226	517,778

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-134, IO, 0.51%, 6/16/2064 (c)	2,884,528	120,506
Series 2022-165, IO, 0.59%, 6/16/2064 (c)	9,369,048	468,015
Series 2022-80, IO, 0.59%, 6/16/2064 (c)	1,138,490	50,151
Series 2022-62, IO, 0.62%, 6/16/2064 (c)	1,897,446	90,397
Series 2024-161, IO, 0.74%, 6/16/2064 (c)	24,642,672	1,389,351
Series 2022-52, IO, 0.77%, 6/16/2064 (c)	9,484,043	479,837
Series 2022-141, IO, 0.78%, 6/16/2064 (c)	2,909,101	189,260
Series 2022-210, IO, 0.70%, 7/16/2064 (c)	3,499,101	218,646
Series 2022-199, IO, 0.76%, 7/16/2064 (c)	3,883,243	233,125
Series 2023-15, IO, 0.92%, 8/16/2064 (c)	1,737,931	121,827
Series 2022-147, IO, 0.56%, 9/16/2064 (c)	24,168,687	1,138,389
Series 2022-214, IO, 0.57%, 9/16/2064 (c)	22,647,718	1,066,363
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (c)	4,724,941	276,791
Series 2023-28, IO, 0.86%, 2/16/2065 (c)	7,776,359	524,015
Series 2022-166, IO, 0.79%, 4/16/2065 (c)	17,421,332	1,121,563
Series 2025-21, IO, 0.95%, 4/16/2065 (c)	61,459,102	4,286,944
Series 2023-26, IO, 0.97%, 4/16/2065 (c)	4,885,560	325,252
Series 2023-51, IO, 1.12%, 5/16/2065 (c)	11,412,862	906,924
Series 2024-17, IO, 1.06%, 6/16/2065 (c)	12,708,466	945,181
Series 2023-126, IO, 0.88%, 7/16/2065 (c)	8,045,683	558,456
Series 2023-46, IO, 1.15%, 7/16/2065 (c)	4,444,472	342,919
Series 2025-42, IO, 0.54%, 11/16/2065 (c)	82,848,903	3,915,091
Series 2024-56, IO, 1.04%, 11/16/2065 (c)	7,447,661	559,124
Series 2024-138, Class IA, IO, 1.11%, 2/16/2066 (c)	19,376,173	1,823,982
Series 2024-31, IO, 1.21%, 2/16/2066 (c)	9,875,788	852,475
Series 2024-121, IO, 1.05%, 7/1/2066 (c)	1,698,060	155,131
Series 2024-90, IO, 0.81%, 7/16/2066 (c)	5,944,507	403,844
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (b) (c)	1,000,000	991,985
GS Mortgage Securities Trust
Series 2015-GC34, Class B, 4.47%, 10/10/2048 (c)	1,000,000	829,541
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (b)	750,000	692,539
Series 2015-GC30, Class C, 3.99%, 5/10/2050 (c)	1,000,000	890,520
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (b)	800,000	500,389
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	3,729,435	3,830,589
Series 2025-1, Class A, 5.97%, 6/25/2057 (c)	9,974,708	9,950,295
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 6.57%, 10/15/2039 (b) (c)	104,962	104,831
Series 2022-LPF2, Class E, 10.27%, 10/15/2039 (b) (c)	240,000	237,722
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (b) (c)	14,700,000	14,590,532
Series 2025-200P, Class B, 5.44%, 3/14/2047 (b) (c)	7,750,000	7,520,152
Series 2025-200P, Class C, 5.73%, 3/14/2047 (b) (c)	3,300,000	3,191,970
Series 2025-200P, Class D, 6.17%, 3/14/2047 (b) (c)	1,000,000	967,928
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (c)	4,000,000	3,689,194
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class D, 3.67%, 1/15/2048 (b) (c)	6,500,000	5,394,935
Series 2015-C30, Class B, 4.22%, 7/15/2048 (c)	4,000,000	3,688,696
Series 2015-C30, Class C, 4.22%, 7/15/2048 (c)	5,150,000	3,980,301

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2015-C31, Class B, 4.60%, 8/15/2048 (c)	1,500,000	1,410,005
Series 2015-C28, Class D, 3.74%, 10/15/2048 (b) (c)	9,700,000	8,678,493
Series 2015-C33, Class C, 4.63%, 12/15/2048 (c)	150,000	141,662
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (b) (c)	2,300,000	2,000,492
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (c)	1,050,000	910,097
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (c)	850,000	797,255
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (c)	1,000,000	888,287
Series 2019-COR6, Class D, 2.50%, 11/13/2052 (b)	1,000,000	481,695
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.88%, 12/15/2046 (b) (c)	1,088,762	1,026,060
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (c)	4,750,000	4,446,536
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	1,400,000	1,369,684
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (c)	3,800,000	3,385,626
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (b)	3,000,000	2,658,330
Series 2015-C26, Class D, 3.06%, 10/15/2048 (b)	4,500,000	3,973,575
Series 2016-C31, Class C, 4.25%, 11/15/2049 (c)	2,100,000	1,827,596
Series 2015-C23, Class B, 4.12%, 7/15/2050 (c)	900,000	886,995
Series 2015-C23, Class D, 4.12%, 7/15/2050 (b) (c)	2,200,000	2,083,095
Series 2017-C34, Class D, 2.70%, 11/15/2052 (b)	1,489,000	1,010,892
Series 2017-C34, Class C, 4.17%, 11/15/2052 (c)	595,000	513,189
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 5/15/2048 (c)	316,117	315,396
Series 2016-UBS9, Class B, 4.55%, 3/15/2049 (c)	5,000,000	4,801,770
Series 2017-H1, Class D, 2.55%, 6/15/2050 (b)	3,771,000	3,034,249
Series 2020-L4, Class D, 2.50%, 2/15/2053 (b)	500,000	358,907
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	400,000	278,920
MSC Trust Series 2021-ILP, Class A, 5.22%, 11/15/2036 (b) (c)	239,209	238,461
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	10,750,000	11,366,237
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.69%, 10/25/2049 (b) (c)	22,618,813	22,753,062
Series 2020-01, Class M10, 8.19%, 3/25/2050 (b) (c)	26,963,836	27,355,545
Series 2023-01, Class M7, 8.32%, 11/25/2053 (b) (c)	2,472,847	2,564,821
Series 2023-01, Class M10, 10.82%, 11/25/2053 (b) (c)	825,000	921,899
Series 2024-01, Class M7, 7.07%, 7/25/2054 (b) (c)	338,031	340,519
Series 2024-01, Class M10, 8.17%, 7/25/2054 (b) (c)	300,000	311,381
Series 2025-01, Class M1, 6.71%, 5/25/2055 ‡ (b) (c)	4,800,000	4,800,000
Series 2025-01, Class M2, 7.41%, 5/25/2055 ‡ (b) (c)	3,600,000	3,600,000
Series 2025-01, Class B1, 9.51%, 5/25/2055 ‡ (b) (c)	700,000	700,000
PRM5 Trust
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (b) (c)	1,590,000	1,574,309
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (b) (c)	1,530,000	1,514,179
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	5,486,012	5,555,243
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (b)	11,115,000	11,481,540
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (b)	20,400,000	21,309,102

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.72%, 5/15/2039 (b) (c)	2,125,000	2,109,727
Series 2024-DSNY, Class B, 6.07%, 5/15/2039 (b) (c)	4,575,000	4,507,805
SHR Trust Series 2024-LXRY, Class B, 6.78%, 10/15/2041 (b) (c)	2,000,000	1,998,749
SREIT Trust Series 2021-MFP, Class G, 7.42%, 11/15/2038 (b) (c)	1,677,683	1,671,045
TPG Trust Series 2024-WLSC, Class A, 6.46%, 11/15/2029 (b) (c)	2,000,000	1,994,227
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.48%, 11/15/2050 (c)	1,200,000	1,118,405
Series 2018-C10, Class D, 3.00%, 5/15/2051 (b)	1,000,000	798,269
Series 2018-C11, Class C, 4.86%, 6/15/2051 (c)	2,143,000	1,959,462
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (b)	59,971	58,657
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (c)	213,849	205,506
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (c)	398,267	396,215
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.31%, 7/15/2035 (b) (c)	1,000,000	1,003,190
Series 2024-1CHI, Class B, 5.74%, 7/15/2035 (b) (c)	500,000	501,314
Series 2015-C29, Class D, 4.22%, 6/15/2048 (c)	5,107,000	4,867,869
Series 2016-C35, Class D, 3.14%, 7/15/2048 (b)	2,500,000	2,292,866
Series 2017-C38, Class D, 3.00%, 7/15/2050 (b)	5,000,000	3,496,289
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,178,634
Series 2018-C44, Class D, 3.00%, 5/15/2051 (b)	250,000	191,156
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	982,511
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	974,657
Series 2018-C45, Class D, 3.00%, 6/15/2051 (b)	2,750,000	2,335,369
Series 2018-C46, Class D, 3.00%, 8/15/2051 (b)	1,500,000	1,213,310
Series 2022-C62, Class C, 4.35%, 4/15/2055 (c)	100,000	84,857
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,867,358
Series 2015-NXS2, Class B, 4.17%, 7/15/2058 (c)	3,500,000	3,340,419
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (b)	2,750,000	2,186,525
Series 2014-C21, Class C, 4.23%, 8/15/2047 (c)	2,150,000	2,038,415
Series 2014-C22, Class C, 3.62%, 9/15/2057 (c)	420,000	337,970
Series 2014-C22, Class B, 4.37%, 9/15/2057 (c)	100,000	90,749
Total Commercial Mortgage-Backed Securities (Cost $842,315,904)		851,188,846
Corporate Bonds — 18.3%
Aerospace & Defense — 0.3%
ATI, Inc.
5.88%, 12/1/2027	375,000	374,966
4.88%, 10/1/2029	25,000	24,250
7.25%, 8/15/2030	320,000	335,088
Axon Enterprise, Inc. 6.13%, 3/15/2030 (b)	351,000	357,985
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (b)	309,000	310,420
8.75%, 11/15/2030 (b)	1,055,000	1,132,340
7.25%, 7/1/2031 (b)	431,000	444,469
7.00%, 6/1/2032 (b)	520,000	531,812
6.75%, 6/15/2033 (b)	466,000	472,529

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
BWX Technologies, Inc. 4.13%, 6/30/2028 (b)	750,000	729,880
Goat Holdco LLC 6.75%, 2/1/2032 (b)	218,000	217,160
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	827,000	880,591
TransDigm, Inc.
6.38%, 3/1/2029 (b)	4,149,000	4,216,616
6.63%, 3/1/2032 (b)	1,276,000	1,303,440
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	189,000	197,921
		11,529,467
Automobile Components — 0.5%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (b)	335,000	342,381
8.25%, 4/15/2031 (b)	300,000	306,202
7.50%, 2/15/2033 (b)	534,000	529,795
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	160,000	157,320
5.88%, 6/1/2029 (b)	2,005,000	2,013,030
3.75%, 1/30/2031 (b)	1,865,000	1,692,949
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	218,000	216,954
6.88%, 7/1/2028	1,160,000	1,150,154
5.00%, 10/1/2029	830,000	754,534
Clarios Global LP
6.25%, 5/15/2026 (b)	1,077,000	1,077,101
8.50%, 5/15/2027 (b)	1,715,000	1,722,407
6.75%, 5/15/2028 (b)	370,000	376,979
6.75%, 2/15/2030 (b)	427,000	434,904
Cooper-Standard Automotive, Inc. 13.50% (Cash), 3/31/2027 (b) (d)	719,853	754,946
Dana, Inc.
5.38%, 11/15/2027	400,000	398,666
5.63%, 6/15/2028	590,000	587,205
4.25%, 9/1/2030	335,000	317,698
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	80,000	61,486
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,254,000	4,075,101
6.63%, 7/15/2030	280,000	280,271
5.25%, 7/15/2031	325,000	303,254
Icahn Enterprises LP 6.25%, 5/15/2026	748,000	740,992
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (b) (d)	976,000	985,778
8.00% (Cash), 11/15/2032 (b) (d)	200,000	200,265
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (b)	1,153,000	1,095,045
		20,575,417
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	1,335,000	1,465,244
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (e) (f) (g) (h) (i)	400,000	414,500

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	2,200,000	2,178,000
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (e) (f) (g) (h) (i)	800,000	791,000
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	800,000	880,677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (h)	1,400,000	1,432,912
Bank of America Corp. (3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (h)	4,185,000	4,142,130
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (e) (h)	600,000	632,114
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (e) (h) (i)	1,100,000	1,043,625
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (h)	580,000	591,002
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (b) (e) (f) (g) (h)	650,000	654,265
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (h)	4,678,000	4,707,043
5.13%, 1/18/2028 (b)	725,000	734,067
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (f) (g) (h)	100,000	97,968
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (f) (g) (h)	3,990,000	4,034,748
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (h)	1,580,000	1,563,045
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (h)	290,000	306,681
(SOFR + 1.46%), 5.55%, 3/4/2030 (h)	1,410,000	1,441,928
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	200,000	179,984
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	1,710,000	1,813,059
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (b) (e) (f) (g) (h)	200,000	200,513
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (h)	720,000	747,555
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (h)	315,000	317,601
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (b)	826,000	822,357
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (h)	950,000	994,964
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	162,000	159,506
(SOFR + 1.07%), 5.71%, 4/22/2028 (h)	4,620,000	4,705,362
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	370,000	380,269
		37,432,119
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (b)	400,000	380,504
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	245,000	212,029
Saks Global Enterprises LLC 11.00%, 12/15/2029 (b)	450,000	201,375
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (b) (d)	201,118	172,865
9.75%, 10/1/2027 (b)	22,913	22,856

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Wayfair LLC
7.25%, 10/31/2029 (b)	330,000	321,397
7.75%, 9/15/2030 (b)	818,000	801,437
		1,731,959
Building Products — 0.5%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (b)	525,000	508,347
6.38%, 6/15/2032 (b)	1,620,000	1,635,160
6.38%, 3/1/2034 (b)	480,000	478,239
6.75%, 5/15/2035 (b)	376,000	378,139
EMRLD Borrower LP 6.63%, 12/15/2030 (b)	3,354,000	3,387,921
Griffon Corp. 5.75%, 3/1/2028	85,000	84,487
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	200,000	174,623
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	1,450,000	1,441,839
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (b)	730,000	735,495
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	285,000	262,753
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (b)	2,481,000	2,521,086
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (b)	1,170,000	1,201,468
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	4,895,000	4,806,599
4.38%, 7/15/2030 (b)	880,000	825,893
		18,442,049
Capital Markets — 0.3%
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	65,000	60,447
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (h)	4,300,000	4,281,082
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 8/10/2025 (f) (g) (h)	95,000	94,928
(SOFR + 1.08%), 5.80%, 8/10/2026 (h)	1,150,000	1,152,121
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	390,000	407,851
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (h)	1,225,000	1,275,705
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (f) (g) (h)	950,000	926,780
Nasdaq, Inc. 5.35%, 6/28/2028	1,022,000	1,048,873
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (f) (g) (h)	1,554,000	1,586,277
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (i)	300,000	310,313
		11,144,377
Chemicals — 0.7%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b)	850,000	841,155
3.38%, 2/15/2029 (b)	2,575,000	2,396,500
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	800,000	696,400
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	229,952
Chemours Co. (The)
5.75%, 11/15/2028 (b)	2,340,000	2,095,250
4.63%, 11/15/2029 (b)	610,000	498,989
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	715,000	686,506

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (b)	500,000	489,587
7.50%, 4/15/2029 (b)	1,575,000	1,547,348
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (b)	200,000	199,004
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (b)	3,815,000	3,808,981
8.50%, 11/15/2028 (b)	685,000	721,541
4.25%, 5/15/2029 (b)	150,000	143,405
9.00%, 2/15/2030 (b)	466,000	501,707
OCP SA (Morocco)
6.70%, 3/1/2036 (b)	260,000	255,401
5.13%, 6/23/2051 (i)	800,000	585,750
7.50%, 5/2/2054 (b)	900,000	877,176
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	520,000	518,044
4.50%, 10/15/2029	3,830,000	3,641,464
4.00%, 4/1/2031	385,000	345,650
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (b) (d)	187,000	108,953
WR Grace Holdings LLC
4.88%, 6/15/2027 (b)	2,530,000	2,494,474
5.63%, 8/15/2029 (b)	2,540,000	2,238,033
		25,921,270
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	1,305,000	1,152,763
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	1,570,000	1,497,286
4.88%, 7/15/2032 (b)	180,000	170,854
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	2,505,000	2,478,342
Brink's Co. (The) 4.63%, 10/15/2027 (b)	530,000	522,903
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (b)	3,010,000	2,866,363
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	671,153
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (b)	460,000	454,074
8.38%, 11/15/2032 (b)	412,000	413,381
GFL Environmental, Inc.
4.00%, 8/1/2028 (b)	1,935,000	1,860,142
4.38%, 8/15/2029 (b)	360,000	345,695
6.75%, 1/15/2031 (b)	1,683,000	1,745,774
Madison IAQ LLC
4.13%, 6/30/2028 (b)	3,760,000	3,619,070
5.88%, 6/30/2029 (b)	395,000	382,088
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	626,000	627,560
3.38%, 8/31/2027 (b)	2,440,000	2,342,147
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b)	616,000	613,205

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc.
6.63%, 4/15/2030 (b)	254,000	260,334
7.38%, 10/1/2031 (b)	320,000	332,954
		22,356,088
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (b)	150,000	139,609
CommScope LLC
8.25%, 3/1/2027 (b)	455,000	453,827
4.75%, 9/1/2029 (b)	1,815,000	1,737,919
		2,331,355
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (i)	435,483	341,872
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	90,000	86,592
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (i)	545,463	583,053
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (i)	400,000	320,887
Pike Corp. 8.63%, 1/31/2031 (b)	265,000	285,426
Weekley Homes LLC 4.88%, 9/15/2028 (b)	150,000	144,168
		1,761,998
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (b)	650,000	680,362
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	341,585
3.00%, 10/29/2028	810,000	764,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (h)	460,000	471,825
Avolon Holdings Funding Ltd. (Ireland)
4.38%, 5/1/2026 (b)	700,000	692,650
6.38%, 5/4/2028 (b)	365,000	377,843
5.75%, 3/1/2029 (b)	2,060,000	2,097,420
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	600,000	599,976
4.39%, 1/8/2026	600,000	595,207
6.95%, 6/10/2026	200,000	202,275
4.54%, 8/1/2026	200,000	197,143
4.27%, 1/9/2027	525,000	513,605
4.13%, 8/17/2027	4,005,000	3,863,728
6.80%, 11/7/2028	1,500,000	1,532,012
7.20%, 6/10/2030	700,000	726,548
6.05%, 3/5/2031	3,080,000	3,017,040
OneMain Finance Corp.
7.13%, 3/15/2026	1,405,000	1,424,022
3.88%, 9/15/2028	1,560,000	1,462,763
		18,880,255
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (b)	3,985,000	3,945,802

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.88%, 2/15/2028 (b)	2,485,000	2,482,771
3.50%, 3/15/2029 (b)	1,280,000	1,202,597
4.88%, 2/15/2030 (b)	685,000	666,335
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	2,145,000	2,136,103
4.25%, 8/1/2029 (b)	1,865,000	1,777,593
Rite Aid Corp.
8.00%, 10/18/2024 ‡	104,124	—
7.50%, 7/1/2025 ‡ (j)	248,000	—
8.00%, 11/15/2026 ‡ (j)	121,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (b) (h) (j)	38,580	—
Series A, 15.00%, 8/30/2031 ‡ (j)	112,025	—
Series B, 15.00%, 8/30/2031 ‡ (j)	52,563	—
US Foods, Inc.
6.88%, 9/15/2028 (b)	300,000	308,470
4.75%, 2/15/2029 (b)	1,969,000	1,925,494
4.63%, 6/1/2030 (b)	501,000	481,892
		14,927,057
Containers & Packaging — 0.2%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (b)	1,420,000	1,290,879
5.25%, 8/15/2027 (b)	1,225,000	557,375
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (b)	1,522,000	1,538,100
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (b)	3,710,000	3,745,193
9.25%, 4/15/2027 (b)	340,000	334,931
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	790,000	790,397
TriMas Corp. 4.13%, 4/15/2029 (b)	65,000	61,179
		8,318,054
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 6.75%, 3/15/2028 (b)	505,000	515,759
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	3,050,000	2,766,251
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	639,000	664,753
		3,431,004
Diversified Telecommunication Services — 1.1%
Altice France SA (France)
8.13%, 2/1/2027 (b)	400,000	367,108
5.13%, 7/15/2029 (b)	250,000	210,953
5.50%, 10/15/2029 (b)	400,000	339,836
CCO Holdings LLC
5.38%, 6/1/2029 (b)	5,690,000	5,611,396
6.38%, 9/1/2029 (b)	2,055,000	2,082,872
4.75%, 3/1/2030 (b)	10,581,000	10,100,507
4.50%, 8/15/2030 (b)	8,927,000	8,370,409
4.25%, 2/1/2031 (b)	3,579,000	3,278,030

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.50%, 5/1/2032	845,000	769,071
Fibercop SpA (Italy) 6.00%, 9/30/2034 (b)	200,000	187,278
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	1,550,000	1,554,041
5.00%, 5/1/2028 (b)	1,265,000	1,262,419
GCI LLC 4.75%, 10/15/2028 (b)	1,453,000	1,366,564
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (b)	4,165,000	4,095,814
Level 3 Financing, Inc.
4.88%, 6/15/2029 (b)	645,000	585,811
11.00%, 11/15/2029 (b)	1,305,000	1,480,412
4.50%, 4/1/2030 (b)	398,888	350,810
Lumen Technologies, Inc.
4.13%, 4/15/2029 (b)	835,788	811,759
4.13%, 4/15/2030 (b)	891,504	865,874
10.00%, 10/15/2032 (b)	500,000	512,800
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	43,000	43,347
		44,247,111
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (b)	890,000	870,331
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (b)	366,000	351,543
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (f) (g) (h)	4,390,000	3,918,558
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (h)	930,000	934,568
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (i)	200,000	197,590
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (i)	600,000	518,850
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (h)	690,000	705,444
Eskom Holdings SOC Ltd. (South Africa) 8.45%, 8/10/2028 (i)	800,000	826,500
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (b)	200,000	202,938
6.38%, 5/15/2043 (i)	700,000	617,967
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (h)	680,000	689,345
NRG Energy, Inc.
5.75%, 1/15/2028	4,135,000	4,149,787
5.25%, 6/15/2029 (b)	320,000	316,232
3.63%, 2/15/2031 (b)	1,055,000	956,684
6.00%, 2/1/2033 (b)	611,000	605,468
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (i)	1,300,905	1,204,508
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (i)	166,667	161,491
Vistra Operations Co. LLC
5.63%, 2/15/2027 (b)	1,485,000	1,484,016
5.00%, 7/31/2027 (b)	3,218,000	3,208,621
7.75%, 10/15/2031 (b)	335,000	355,213
6.88%, 4/15/2032 (b)	620,000	645,012
		22,920,666
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.40%, 4/15/2033	97,000	100,374

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (b)	2,612,000	2,530,933
Sensata Technologies, Inc.
3.75%, 2/15/2031 (b)	4,635,000	4,115,591
6.63%, 7/15/2032 (b)	600,000	605,367
		7,251,891
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (b)	176,000	176,254
6.63%, 9/1/2032 (b)	539,000	541,835
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (b)	300,000	300,523
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (i)	319,460	297,976
Nabors Industries, Inc. 7.38%, 5/15/2027 (b)	224,000	215,051
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (b)	106,000	105,882
6.88%, 1/15/2029 (b)	225,000	216,070
Transocean, Inc.
8.25%, 5/15/2029 (b)	471,000	424,744
8.75%, 2/15/2030 (b)	292,000	296,016
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (b)	1,417,388	1,474,976
		4,049,327
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (b)	317,000	326,108
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (b)	175,000	175,236
6.50%, 5/15/2027 (b)	2,870,000	2,904,015
4.75%, 10/15/2027 (b)	5,185,000	5,104,226
3.75%, 1/15/2028 (b)	205,000	196,819
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	697,948
		9,404,352
Financial Services — 0.4%
Block, Inc.
3.50%, 6/1/2031	2,850,000	2,575,209
6.50%, 5/15/2032	1,476,000	1,508,453
CFIN 2022-RTL1 Issuer LLC
Class AShares, 0.00%, 8/17/2027 ‡	460,000	460,000
Class BShares, 0.00%, 8/17/2027 ‡	720,000	720,000
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (h)	500,000	507,574
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (b)	785,000	783,287
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	1,729,000	1,888,621
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	545,000	527,800
3.63%, 3/1/2029 (b)	2,498,000	2,330,589
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	1,497,000	1,527,384

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	505,000	505,000
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	505,000	505,000
		13,838,917
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (b)	700,000	734,300
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	2,905,000	2,739,541
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (b)	500,000	537,000
Post Holdings, Inc.
5.50%, 12/15/2029 (b)	377,000	372,319
4.63%, 4/15/2030 (b)	3,655,000	3,459,024
6.25%, 2/15/2032 (b)	1,091,000	1,109,235
		8,951,419
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (b)	432,000	436,269
9.50%, 6/1/2030 (b)	434,000	438,361
Superior Plus LP (Canada) 4.50%, 3/15/2029 (b)	150,000	142,600
		1,017,230
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	425,000	419,323
4.75%, 4/1/2028 (b)	2,725,000	2,610,049
8.00%, 2/15/2031 (b)	1,405,000	1,421,916
8.38%, 6/15/2032 (b)	615,000	619,632
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	2,704,000	2,807,117
8.63%, 5/15/2032 (b)	260,000	272,649
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	180,000	168,284
Herc Holdings Escrow, Inc. 7.00%, 6/15/2030 (a) (b)	435,000	448,148
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	165,000	145,710
12.63%, 7/15/2029 (b)	1,324,000	1,348,141
5.00%, 12/1/2029 (b)	2,680,000	1,821,993
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	105,000	98,919
RXO, Inc. 7.50%, 11/15/2027 (b)	350,000	357,438
Transnet SOC Ltd. (South Africa)
8.25%, 2/6/2028 (b)	1,200,000	1,223,472
8.25%, 2/6/2028 (i)	800,000	815,648
Uber Technologies, Inc. 7.50%, 9/15/2027 (b)	1,007,000	1,016,722
XPO, Inc. 6.25%, 6/1/2028 (b)	425,000	429,246
		16,024,407
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	4,725,000	4,605,070
Hologic, Inc.
4.63%, 2/1/2028 (b)	220,000	217,348
3.25%, 2/15/2029 (b)	1,869,000	1,785,609

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Medline Borrower LP
3.88%, 4/1/2029 (b)	4,530,000	4,269,374
6.25%, 4/1/2029 (b)	453,000	460,956
5.25%, 10/1/2029 (b)	1,960,000	1,915,419
		13,253,776
Health Care Providers & Services — 0.7%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (b)	200,000	189,965
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	540,000	532,103
5.00%, 4/15/2029 (b)	285,000	272,850
Community Health Systems, Inc.
5.63%, 3/15/2027 (b)	1,170,000	1,152,850
6.00%, 1/15/2029 (b)	1,115,000	1,071,272
5.25%, 5/15/2030 (b)	965,000	869,027
4.75%, 2/15/2031 (b)	420,000	359,501
10.88%, 1/15/2032 (b)	555,000	591,557
DaVita, Inc.
4.63%, 6/1/2030 (b)	410,000	383,121
3.75%, 2/15/2031 (b)	1,675,000	1,483,574
Encompass Health Corp.
4.50%, 2/1/2028	1,565,000	1,541,482
4.75%, 2/1/2030	1,570,000	1,530,576
4.63%, 4/1/2031	625,000	595,938
Owens & Minor, Inc.
4.50%, 3/31/2029 (b)	850,000	694,738
10.00%, 4/15/2030 (b)	700,000	731,139
Tenet Healthcare Corp.
6.25%, 2/1/2027	452,000	452,321
5.13%, 11/1/2027	6,310,000	6,270,766
4.63%, 6/15/2028	4,970,000	4,873,468
6.13%, 6/15/2030	693,000	699,790
6.75%, 5/15/2031	1,064,000	1,095,975
		25,392,013
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (b)	2,360,000	2,344,825
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	4,110,000	4,061,288
7.25%, 7/15/2028 (b)	750,000	773,257
4.50%, 2/15/2029 (b)	225,000	217,226
6.50%, 4/1/2032 (b)	795,000	805,911
6.50%, 6/15/2033 (a) (b)	378,000	384,431
		6,242,113
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (b)	1,525,000	1,476,131

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.00%, 10/15/2030 (b)	720,000	662,161
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	375,000	360,372
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (b)	182,000	182,267
4.63%, 10/15/2029 (b)	585,000	546,303
7.00%, 2/15/2030 (b)	1,980,000	2,031,737
6.50%, 2/15/2032 (b)	1,111,000	1,119,938
Carnival Corp.
5.75%, 3/1/2027 (b)	805,000	807,014
6.00%, 5/1/2029 (b)	1,250,000	1,253,295
6.13%, 2/15/2033 (b)	3,441,000	3,449,497
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (b)	310,000	310,363
3.75%, 5/1/2029 (b)	1,620,000	1,530,521
5.88%, 3/15/2033 (b)	1,279,000	1,287,640
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,765,000	1,759,387
MGM Resorts International
4.63%, 9/1/2026	320,000	318,648
5.50%, 4/15/2027	210,000	210,414
6.13%, 9/15/2029	884,000	888,202
6.50%, 4/15/2032	840,000	838,364
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	695,000	686,928
6.25%, 3/15/2032 (b)	2,022,000	2,049,297
6.00%, 2/1/2033 (b)	560,000	562,010
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (b)	7,000	7,007
5.50%, 4/15/2027 (b)	1,505,000	1,501,645
5.25%, 7/15/2029	1,120,000	1,087,382
6.63%, 5/1/2032 (b)	1,044,000	1,064,365
Station Casinos LLC 4.50%, 2/15/2028 (b)	1,570,000	1,522,669
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (i)	200,000	180,685
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	1,218,000	1,247,718
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	5,220,000	5,090,209
6.25%, 3/15/2033 (b)	536,000	530,127
		34,562,296
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	813,000	674,790
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	1,709,000	1,721,069
8.50%, 6/1/2028 (b)	547,000	565,898
6.38%, 5/15/2030	1,320,000	1,240,067
6.63%, 5/15/2032	642,000	592,366
6.87%, 4/1/2036 (k)	250,000	229,754
Somnigroup International, Inc. 4.00%, 4/15/2029 (b)	4,410,000	4,153,618
		9,177,562

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	609,851
4.13%, 10/15/2030	860,000	795,311
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	1,202,000	1,159,053
4.38%, 3/31/2029 (b)	1,372,000	1,288,794
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	129,000	102,983
		3,955,992
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (b)	1,200,000	1,169,516
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (b)	880,906	866,701
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (b)	1,763,000	1,794,734
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (b)	650,000	646,750
		4,477,701
Insurance — 0.0% ^
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (h)	690,000	688,815
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (b)	713,000	722,231
IT Services — 0.1%
CoreWeave, Inc. 9.25%, 6/1/2030 (b)	831,000	830,068
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	2,500,000	2,500,000
		3,330,068
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (b)	700,000	722,764
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (b)	150,000	141,241
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	1,790,000	1,868,404
Enpro, Inc. 6.13%, 6/1/2033 (b)	212,000	213,577
Esab Corp. 6.25%, 4/15/2029 (b)	330,000	335,560
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	131,522
Terex Corp.
5.00%, 5/15/2029 (b)	890,000	857,613
6.25%, 10/15/2032 (b)	585,000	575,285
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	150,000	155,875
Wabash National Corp. 4.50%, 10/15/2028 (b)	150,000	128,010
		4,407,087
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (i)	902,520	864,000
Media — 1.6%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,412,581
6.10%, 6/1/2029	1,790,000	1,863,392
2.80%, 4/1/2031	2,500,000	2,195,129
6.65%, 2/1/2034	50,000	52,559

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.38%, 4/1/2038	100,000	92,148
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	2,197,000	2,149,165
7.75%, 4/15/2028 (b)	867,000	792,221
9.00%, 9/15/2028 (b)	3,062,000	3,206,949
CSC Holdings LLC
5.38%, 2/1/2028 (b)	300,000	273,605
6.50%, 2/1/2029 (b)	3,060,000	2,441,420
Directv Financing LLC 5.88%, 8/15/2027 (b)	1,500,000	1,476,463
DISH DBS Corp.
7.75%, 7/1/2026	2,335,000	2,007,561
5.25%, 12/1/2026 (b)	2,679,000	2,472,948
DISH Network Corp. 11.75%, 11/15/2027 (b)	4,408,000	4,547,782
EchoStar Corp.
10.75%, 11/30/2029	2,215,000	2,225,853
6.75% (PIK), 11/30/2030 (d)	1,052,681	904,911
Gray Media, Inc.
7.00%, 5/15/2027 (b)	710,000	705,090
10.50%, 7/15/2029 (b)	2,719,000	2,891,714
4.75%, 10/15/2030 (b)	1,719,000	1,244,126
5.38%, 11/15/2031 (b)	1,848,000	1,319,564
iHeartCommunications, Inc.
9.13%, 5/1/2029 (b)	1,788,000	1,479,544
7.75%, 8/15/2030 (b)	3,096,050	2,384,352
Lamar Media Corp. 4.88%, 1/15/2029	525,000	515,515
Midcontinent Communications 8.00%, 8/15/2032 (b)	418,000	432,295
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	4,895,000	4,875,426
4.75%, 11/1/2028 (b)	720,000	692,704
Outfront Media Capital LLC 4.25%, 1/15/2029 (b)	1,840,000	1,740,197
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (b)	1,110,000	1,110,588
Sirius XM Radio LLC
5.00%, 8/1/2027 (b)	2,075,000	2,053,527
4.00%, 7/15/2028 (b)	3,585,000	3,401,927
5.50%, 7/1/2029 (b)	3,130,000	3,078,809
Stagwell Global LLC 5.63%, 8/15/2029 (b)	1,930,000	1,814,659
TEGNA, Inc. 5.00%, 9/15/2029	2,555,000	2,433,679
Univision Communications, Inc.
8.00%, 8/15/2028 (b)	2,745,000	2,746,757
7.38%, 6/30/2030 (b)	455,000	425,366
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (b)	200,000	172,887
		63,633,413
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (b)	1,365,000	1,417,080
Alumina Pty. Ltd.
6.13%, 3/15/2030 (b)	640,000	641,005
6.38%, 9/15/2032 (b)	285,000	281,848

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Big River Steel LLC 6.63%, 1/31/2029 (b)	55,000	55,404
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	1,195,000	1,176,975
7.50%, 9/15/2031 (b)	414,000	372,284
7.00%, 3/15/2032 (b)	352,000	303,617
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (i)	900,000	850,950
CSN Resources SA (Brazil) 4.63%, 6/10/2031 (b)	1,600,000	1,232,480
Novelis Corp.
4.75%, 1/30/2030 (b)	2,949,000	2,803,421
6.88%, 1/30/2030 (b)	253,000	260,902
3.88%, 8/15/2031 (b)	756,000	672,109
WE Soda Investments Holding plc (Turkey) 9.50%, 10/6/2028 (i)	600,000	618,072
		10,686,147
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (b)	5,000,000	4,994,283
Multi-Utilities — 0.1%
Dominion Energy, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (h)	2,880,000	2,983,454
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (h)	1,590,000	1,626,937
		4,610,391
Oil, Gas & Consumable Fuels — 2.9%
AI Candelaria -spain- SA (Colombia) 7.50%, 12/15/2028 (i)	389,582	382,764
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (b)	500,000	417,655
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	865,000	864,247
5.75%, 1/15/2028 (b)	3,120,000	3,107,969
5.38%, 6/15/2029 (b)	1,090,000	1,078,908
Antero Resources Corp.
7.63%, 2/1/2029 (b)	434,000	444,243
5.38%, 3/1/2030 (b)	880,000	863,935
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (b)	1,040,000	1,055,660
6.63%, 10/15/2032 (b)	760,000	764,388
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (i)	400,000	389,376
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (i)	500,000	510,040
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (b)	1,565,000	1,516,409
7.38%, 3/15/2032 (b)	490,000	444,801
Blue Racer Midstream LLC
7.00%, 7/15/2029 (b)	429,000	443,233
7.25%, 7/15/2032 (b)	452,000	468,629
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (f) (g) (h)	3,595,000	3,450,289
Buckeye Partners LP
3.95%, 12/1/2026	1,497,000	1,467,795
4.13%, 12/1/2027	340,000	330,813
4.50%, 3/1/2028 (b)	390,000	380,992

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.75%, 2/1/2030 (b)	761,000	785,514
California Resources Corp. 7.13%, 2/1/2026 (b)	19,000	18,984
Chord Energy Corp. 6.75%, 3/15/2033 (b)	455,000	451,852
Civitas Resources, Inc.
8.38%, 7/1/2028 (b)	580,000	584,353
8.63%, 11/1/2030 (b)	2,210,000	2,179,437
8.75%, 7/1/2031 (b)	1,022,000	999,215
9.63%, 6/15/2033 (b)	302,000	302,449
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (b)	390,000	401,933
Comstock Resources, Inc.
6.75%, 3/1/2029 (b)	650,000	640,657
5.88%, 1/15/2030 (b)	3,435,000	3,248,082
Crescent Energy Finance LLC
9.25%, 2/15/2028 (b)	2,775,000	2,865,214
7.38%, 1/15/2033 (b)	500,000	463,988
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (i)	9,250,000	8,899,192
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	3,275,000	3,119,341
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	140,000	146,860
4.63%, 11/2/2031	100,000	82,720
8.88%, 1/13/2033	1,180,000	1,200,886
8.38%, 1/19/2036	252,000	239,662
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (h)	2,030,000	1,961,155
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (h)	305,000	319,725
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (b)	1,780,000	1,825,763
8.75%, 5/1/2031 (b)	615,000	671,689
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (h)	1,870,000	1,960,113
EQT Corp.
7.50%, 6/1/2030 (b)	220,000	238,816
4.75%, 1/15/2031 (b)	415,000	401,468
Expand Energy Corp.
5.38%, 2/1/2029	565,000	563,160
6.75%, 4/15/2029 (b)	3,120,000	3,156,635
5.38%, 3/15/2030	695,000	691,224
FS Luxembourg Sarl (Brazil) 8.88%, 2/12/2031 (b)	1,405,000	1,419,050
Genesis Energy LP
8.25%, 1/15/2029	172,000	177,972
7.88%, 5/15/2032	248,000	251,148
8.00%, 5/15/2033	168,000	170,462
Greenko Dutch BV (India) 3.85%, 3/29/2026 (i)	352,000	344,520
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (i)	400,000	395,600
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	1,215,000	1,232,564
Hess Midstream Operations LP
5.88%, 3/1/2028 (b)	287,000	289,825
5.13%, 6/15/2028 (b)	165,000	162,824
4.25%, 2/15/2030 (b)	830,000	791,099

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Hilcorp Energy I LP 6.25%, 4/15/2032 (b)	624,000	568,566
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (b)	1,085,000	1,134,667
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	2,085,000	2,072,610
Matador Resources Co. 6.25%, 4/15/2033 (b)	1,527,000	1,470,863
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (i)	200,000	199,620
NGL Energy Operating LLC
8.13%, 2/15/2029 (b)	711,000	694,989
8.38%, 2/15/2032 (b)	504,000	476,577
NuStar Logistics LP
6.00%, 6/1/2026	225,000	226,117
5.63%, 4/28/2027	945,000	947,352
6.38%, 10/1/2030	1,050,000	1,069,740
Permian Resources Operating LLC
5.88%, 7/1/2029 (b)	630,000	622,257
9.88%, 7/15/2031 (b)	1,633,000	1,783,458
6.25%, 2/1/2033 (b)	566,000	558,442
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (i)	3,666,960	3,382,771
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (i)	500,000	371,750
5.63%, 6/19/2047 (b)	600,000	363,000
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	200,000	195,872
6.88%, 8/4/2026	250,000	247,725
5.35%, 2/12/2028	800,000	755,200
5.95%, 1/28/2031	630,000	544,572
6.70%, 2/16/2032	5,600,000	5,000,240
10.00%, 2/7/2033	2,450,000	2,525,926
6.38%, 1/23/2045	410,000	273,880
7.69%, 1/23/2050	7,100,000	5,228,440
6.95%, 1/28/2060	500,000	337,850
Range Resources Corp.
8.25%, 1/15/2029	1,378,000	1,415,538
4.75%, 2/15/2030 (b)	338,000	324,855
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (b)	150,000	141,658
6.75%, 3/15/2033 (b)	588,000	605,609
SM Energy Co.
6.75%, 9/15/2026	795,000	793,653
6.63%, 1/15/2027	1,160,000	1,161,245
6.50%, 7/15/2028	320,000	318,224
6.75%, 8/1/2029 (b)	588,000	576,172
7.00%, 8/1/2032 (b)	499,000	479,044
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027 (b)	595,000	595,420
Sunoco LP
7.00%, 5/1/2029 (b)	380,000	392,184
4.50%, 5/15/2029	1,245,000	1,192,705
4.50%, 4/30/2030	1,045,000	986,192

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (b)	210,000	209,710
5.50%, 1/15/2028 (b)	1,410,000	1,401,233
6.00%, 12/31/2030 (b)	880,000	843,204
6.00%, 9/1/2031 (b)	325,000	309,735
Targa Resources Partners LP 6.50%, 7/15/2027	285,000	285,535
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (h)	100,000	96,472
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (b)	400,000	361,375
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (b)	455,000	411,631
3.88%, 11/1/2033 (b)	485,000	414,270
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	1,942,000	1,987,443
9.50%, 2/1/2029 (b)	530,000	566,647
7.00%, 1/15/2030 (b)	631,000	628,208
9.88%, 2/1/2032 (b)	2,170,000	2,308,546
Vital Energy, Inc.
9.75%, 10/15/2030	300,000	264,375
7.88%, 4/15/2032 (b)	176,000	142,758
		112,303,422
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (b)	1,740,000	1,737,027
5.75%, 4/20/2029 (b)	2,690,000	2,641,520
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	1,662,000	1,643,994
United Airlines, Inc. 4.38%, 4/15/2026 (b)	1,505,000	1,487,165
		7,509,706
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (b)	4,165,000	4,094,841
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	690,000	686,659
		4,781,500
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (b)	2,241,000	2,218,628
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (b)	3,115,000	3,068,898
Bausch Health Cos., Inc.
5.00%, 2/15/2029 (b)	450,000	285,750
5.25%, 1/30/2030 (b)	70,000	39,732
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (b)	250,000	238,177
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (k)	420,000	431,571
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (b)	424,000	438,874
Organon & Co.
4.13%, 4/30/2028 (b)	2,670,000	2,507,999
5.13%, 4/30/2031 (b)	2,470,000	2,075,493
		11,305,122
Professional Services — 0.0% ^
TriNet Group, Inc. 7.13%, 8/15/2031 (b)	150,000	154,650

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (b)	418,000	342,764
5.25%, 4/15/2030 (b)	490,000	380,566
Triad Properties Corp. 10.50%, 4/1/2052 ‡	400,000	400,000
		1,123,330
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	1,365,000	1,369,444
Entegris, Inc.
4.38%, 4/15/2028 (b)	335,000	323,432
4.75%, 4/15/2029 (b)	1,985,000	1,927,374
5.95%, 6/15/2030 (b)	1,790,000	1,790,983
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	1,690,000	1,614,100
Synaptics, Inc. 4.00%, 6/15/2029 (b)	150,000	139,430
		7,164,763
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	1,815,000	1,748,793
Fair Isaac Corp. 6.00%, 5/15/2033 (b)	452,000	451,147
NCR Voyix Corp. 5.13%, 4/15/2029 (b)	1,964,000	1,914,165
RingCentral, Inc. 8.50%, 8/15/2030 (b)	545,000	575,639
SS&C Technologies, Inc.
5.50%, 9/30/2027 (b)	4,170,000	4,165,350
6.50%, 6/1/2032 (b)	305,000	313,172
		9,168,266
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
5.00%, 7/15/2028 (b)	385,000	379,183
5.25%, 7/15/2030 (b)	710,000	692,827
6.25%, 1/15/2033 (b)	88,000	88,826
		1,160,836
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	210,000	204,589
4.63%, 11/15/2029 (b)	1,296,000	1,232,030
4.75%, 3/1/2030	448,000	425,461
Bath & Body Works, Inc.
7.50%, 6/15/2029	170,000	174,249
6.75%, 7/1/2036	115,000	113,892
Escrow Rite Aid 0.00%, 12/31/2049 ‡	36,352	—
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	1,220,000	1,114,079
Lithia Motors, Inc. 3.88%, 6/1/2029 (b)	2,055,000	1,935,412
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	327,144
PetSmart, Inc.
4.75%, 2/15/2028 (b)	3,125,000	3,015,848
7.75%, 2/15/2029 (b)	300,000	292,043

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	3,613,000	3,451,264
Staples, Inc. 10.75%, 9/1/2029 (b)	2,085,000	1,887,512
		14,173,523
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (b)	416,000	437,260
Seagate HDD Cayman
4.09%, 6/1/2029	640,000	612,046
8.25%, 12/15/2029	625,000	666,166
8.50%, 7/15/2031	367,000	391,873
Xerox Corp. 10.25%, 10/15/2030 (b)	400,000	411,049
Xerox Holdings Corp.
5.50%, 8/15/2028 (b)	930,000	651,060
8.88%, 11/30/2029 (b)	648,000	436,644
		3,606,098
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (b)	150,000	148,978
Trading Companies & Distributors — 0.4%
Air Lease Corp. 5.85%, 12/15/2027	540,000	555,811
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	1,935,000	1,920,921
Imola Merger Corp. 4.75%, 5/15/2029 (b)	4,835,000	4,632,845
QXO Building Products, Inc. 6.75%, 4/30/2032 (b)	1,027,000	1,053,034
United Rentals North America, Inc.
4.88%, 1/15/2028	3,006,000	2,974,104
6.13%, 3/15/2034 (b)	725,000	734,867
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	1,195,000	1,209,125
6.38%, 3/15/2029 (b)	1,013,000	1,034,022
6.63%, 3/15/2032 (b)	595,000	609,120
6.38%, 3/15/2033 (b)	388,000	395,202
		15,119,051
Wireless Telecommunication Services — 0.0% ^
Altice France Holding SA 10.50%, 5/15/2027 (b)	400,000	143,000
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (i)	180,000	176,175
4.50%, 4/27/2031 (b)	400,000	356,000
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (h)	100,000	89,850
		765,025
Total Corporate Bonds (Cost $703,671,245)		710,714,535
Asset-Backed Securities — 13.6%
Affirm Asset Securitization Trust
Series 2024-A, Class 1C, 6.16%, 2/15/2029 (b)	1,000,000	1,002,158
Series 2024-B, Class A, 4.62%, 9/15/2029 (b)	5,630,000	5,619,578
Series 2024-B, Class C, 5.06%, 9/15/2029 (b)	2,000,000	1,985,949
Series 2024-B, Class D, 5.50%, 9/15/2029 (b)	2,078,000	2,063,464

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.27%, 4/20/2037 (b) (c)	2,000,000	2,007,246
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 5.88%, 4/20/2034 (b) (c)	500,000	500,739
AIMCO CLO Ltd. (Cayman Islands) Series 2021-16A, Class BR, 5.93%, 7/17/2037 (b) (c)	1,808,000	1,812,554
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (b)	2,399	2,417
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	38,750	36,278
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (b)	190,000	190,053
Series 2022-3, Class E, 8.08%, 10/13/2028 (b)	2,000,000	2,025,306
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	395,000	398,916
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	1,800,000	1,836,109
Series 2024-2, Class D, 6.53%, 4/12/2030 (b)	1,330,000	1,358,958
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	3,515,000	3,540,054
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	1,050,000	1,069,638
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	2,400,000	2,490,045
Series 2025-2, Class C, 5.11%, 3/12/2031 (b)	1,400,000	1,402,561
Series 2025-2, Class D, 5.50%, 7/14/2031 (b)	2,000,000	2,005,373
Series 2024-4, Class D, 5.34%, 8/12/2031 (b)	1,515,000	1,512,493
Series 2023-4, Class E, 9.79%, 8/12/2031 (b)	2,000,000	2,103,843
AMSR Trust
Series 2020-SFR3, Class G, 4.99%, 9/17/2037 (b)	1,050,000	1,044,076
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (b)	1,500,000	1,476,733
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (b)	4,200,000	3,944,806
Apidos CLO (Cayman Islands) Series 2018-29A, Class A2, 6.09%, 7/25/2030 (b) (c)	1,000,000	999,500
Ares CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A3RR, 5.66%, 10/15/2030 (b) (c)	4,500,000	4,494,150
Series 2015-4A, Class BRR, 6.01%, 10/15/2030 (b) (c)	1,416,667	1,416,421
ARES CLO Ltd. (Cayman Islands) Series 2018-47A, Class B, 5.97%, 4/15/2030 (b) (c)	250,000	250,064
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	230,500	229,650
Series 2023-1A, Class C, 6.23%, 4/20/2029 (b)	1,207,000	1,221,684
Series 2023-4A, Class A, 5.49%, 6/20/2029 (b)	800,000	818,679
Series 2023-4A, Class C, 7.24%, 6/20/2029 (b)	2,700,000	2,805,957
Series 2024-3A, Class B, 5.58%, 12/20/2030 (b)	403,000	408,362
Series 2024-3A, Class C, 6.11%, 12/20/2030 (b)	376,000	377,312
Bain Capital Credit CLO Ltd. Series 2022-3A, Class B, 6.28%, 7/17/2035 (b) (c)	3,000,000	3,008,658
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.08%, 10/20/2031 (b) (c)	3,500,000	3,507,207
Series 2021-17A, Class A2, 6.13%, 10/20/2034 (b) (c)	1,000,000	1,001,676
Series 2024-27A, Class A2, 5.88%, 10/25/2037 (b) (c)	2,000,000	2,001,432
Barings CLO Ltd. (Cayman Islands)
Series 2022-1A, Class B, 6.22%, 4/15/2035 (b) (c)	7,000,000	7,015,778
Series 2022-3A, Class A2R, 5.86%, 10/20/2037 (b) (c)	3,000,000	3,002,712
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.82%, 12/26/2031 (b) (c)	155,825	156,461
Series 2024-CAR1, Class D, 6.37%, 12/26/2031 (b) (c)	142,082	143,048
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.73%, 10/20/2034 (b) (c)	1,000,000	1,003,653
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,414,608
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,397,522

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,379,584
Series 2025-1, Class D, 5.64%, 11/15/2030	2,212,000	2,234,634
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (b)	5,800	6,100
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.19%, 12/15/2038 (b) (c)	275,000	270,067
Series 2021-FL7, Class E, 7.84%, 12/15/2038 (b) (c)	265,000	260,238
Buckhorn Park CLO Ltd. (Cayman Islands)
Series 2019-1A, Class ARR, 5.34%, 7/18/2034 (b) (c)	2,800,000	2,797,819
Series 2019-1A, Class CRR, 6.12%, 7/18/2034 (b) (c)	3,250,000	3,253,653
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (b)	1,692,282	1,719,215
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (b)	835,297	832,316
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.86%, 10/15/2031 (b) (c)	327,065	326,969
Series 2018-1A, Class CR, 6.21%, 10/15/2031 (b) (c)	1,926,600	1,932,405
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 5.51%, 4/17/2031 (b) (c)	230,468	230,533
Series 2012-3A, Class BR2, 6.70%, 1/14/2032 (b) (c)	1,000,000	1,002,379
Series 2015-4A, Class A2RR, 6.12%, 7/20/2032 (b) (c)	800,000	801,818
Series 2015-4A, Class BRR, 6.72%, 7/20/2032 (b) (c)	1,000,000	1,003,694
Series 2016-1A, Class CR3, 7.47%, 4/20/2034 (b) (c)	2,895,000	2,904,122
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 8.98%, 10/17/2037 (b) (c)	1,000,000	1,000,645
Series 2021-7A, Class CR, 6.26%, 4/15/2040 (b) (c)	1,750,000	1,755,707
CBAM Ltd. (Cayman Islands) Series 2018-5A, Class B2, 5.94%, 4/17/2031 (b) (c)	2,037,362	2,038,434
CIFC Funding Ltd. (Cayman Islands)
Series 2014-1A, Class BR2, 5.93%, 1/18/2031 (b) (c)	250,000	250,253
Series 2019-5A, Class A2RS, 6.27%, 1/15/2035 (b) (c)	9,000,000	9,025,362
Series 2022-2A, Class BR, 5.67%, 4/19/2035 (b) (c)	6,600,000	6,557,384
CITI Asset Receivables Trust I, 0.00%, 3/15/2031 ‡ (c) (j)	31,997,130	32,982,438
CoreVest American Finance Trust
Series 2019-1, Class E, 5.54%, 3/15/2052 (b) (c)	300,000	293,024
Series 2019-2, Class E, 5.14%, 6/15/2052 (b) (c)	350,000	328,173
Series 2019-3, Class E, 4.71%, 10/15/2052 (b) (c)	350,000	318,950
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (b)	541,173	543,990
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	300,000	307,790
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	900,000	903,084
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	391,000	401,448
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	2,250,000	2,278,728
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	1,467,000	1,504,812
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	805,000	814,223
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	708,000	720,928
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,486,000	1,507,827
Series 2024-1A, Class C, 6.71%, 7/17/2034 (b)	930,000	957,490
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,955,000	1,957,031
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	1,625,000	1,622,829
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	1,000,000	1,006,811
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (b)	289,500	249,854

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	1,590,933	1,598,971
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	902,067
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	947,037
Series 2025-1, Class D, 5.41%, 9/15/2032	2,200,000	2,201,164
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (b)	246,984	245,176
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (b)	1,883,184	1,744,553
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (b)	570,811	574,549
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 6.22%, 1/15/2031 (b) (c)	1,000,000	1,000,352
Series 2018-64A, Class A, 5.50%, 4/18/2031 (b) (c)	491,146	491,565
Series 2019-80A, Class BR, 6.03%, 1/17/2033 (b) (c)	1,000,000	1,003,144
Series 2019-68A, Class ARR, 5.36%, 7/15/2035 (b) (c)	2,005,000	2,004,409
Series 2019-68A, Class BRR, 5.81%, 7/15/2035 (b) (c)	1,700,000	1,700,578
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (b)	1,600,000	1,558,572
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	525,000	526,175
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	2,400,000	2,390,817
Series 2022-3A, Class E, 10.99%, 7/16/2029 (b)	3,000,000	3,168,201
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.02%, 4/20/2034 (b) (c)	1,537,000	1,539,270
Series 2021-3A, Class CR, 6.47%, 4/20/2034 (b) (c)	1,080,000	1,079,533
Series 2023-2A, Class CR, 6.33%, 4/16/2036 (b) (c)	2,615,000	2,615,000
Series 2019-3A, Class BRR, 5.97%, 7/18/2037 (b) (c)	1,650,000	1,654,199
Series 2024-12RA, Class CR, 6.27%, 10/20/2037 (b) (c)	2,308,334	2,313,020
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	404,946
Series 2021-3A, Class E, 3.04%, 12/15/2028 (b)	900,000	878,735
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	169,002
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	973,280
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	508,443
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	508,311
Series 2022-1A, Class E, 5.02%, 10/15/2029 (b)	1,070,000	1,037,014
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	3,007,000	2,765,742
Series 2023-1A, Class E, 12.07%, 9/16/2030 (b)	900,000	1,004,523
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (b)	500,000	496,274
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (b)	1,900,000	1,752,194
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (b)	1,900,000	1,743,479
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (b)	3,300,000	3,141,576
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (b)	2,700,000	2,336,514
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (b)	1,300,000	1,112,339
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (b)	4,400,000	4,210,583
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (b)	1,400,000	1,333,148
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (b)	2,300,000	2,158,131
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	100,000	99,931
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	300,000	302,879
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (b)	341,505	358,971

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (b)	76,471	76,001
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	420,000	424,006
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	2,500,000	2,478,241
Series 2024-2A, Class C, 6.03%, 2/15/2030 (b)	1,420,000	1,443,723
Series 2024-4A, Class D, 5.65%, 7/15/2030 (b)	2,465,000	2,482,505
GoldenTree Loan Opportunities XII Ltd. (Cayman Islands) Series 2016-12A, Class CR, 6.48%, 7/21/2030 (b) (c)	1,000,000	1,001,847
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	666,667	665,884
Series 2023-1A, Class A, 5.49%, 6/25/2027 (b)	400,000	401,992
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	292,000	293,713
Series 2023-3A, Class A, 5.94%, 2/25/2028 (b)	595,000	603,813
Series 2022-2A, Class D, 5.16%, 6/26/2028 (b)	4,000,000	3,769,418
Series 2022-5A, Class D, 6.78%, 9/25/2028 (b)	2,000,000	1,926,867
Series 2024-1A, Class D, 9.22%, 1/25/2029 (b)	2,500,000	2,518,516
Series 2023-2A, Class D, 9.40%, 9/25/2029 (b)	4,200,000	4,262,657
Series 2023-4A, Class D, 9.44%, 3/25/2030 (b)	1,500,000	1,523,942
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 8.63%, 4/20/2037 (b) (c)	195,500	194,292
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (b)	129,495	127,269
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (b)	278,650	270,261
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	2,490,397	2,504,464
Jonah Energy ABS II LLC Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (b)	5,188,000	5,188,000
Jonah Energy ABS LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (b)	3,500,000	3,517,850
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 6.13%, 7/20/2031 (b) (c)	250,000	250,506
Series 40A, Class BR, 5.97%, 10/20/2034 (b) (c)	2,000,000	2,000,442
LCM Ltd. (Cayman Islands) Series 31A, Class AR, 5.55%, 7/20/2034 (b) (c)	6,000,000	6,005,394
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	204,341
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	144,275
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	50,000	160,309
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	1,409,896	864,277
Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	100,000	94,290
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (b)	1,950,000	1,974,094
Series 2024-2A, Class A, 4.47%, 2/21/2034 (b)	915,000	906,591
Series 2024-2A, Class D, 5.69%, 2/21/2034 (b)	450,000	448,281
Series 2024-2A, Class E, 8.47%, 2/21/2034 (b)	800,000	800,053
Series 2025-1A, Class A, 4.94%, 9/20/2034 ‡ (b)	2,100,000	2,114,718
Madison Park Funding Ltd. (Cayman Islands)
Series 2017-23A, Class AR, 5.51%, 7/27/2031 (b) (c)	685,441	685,465
Series 2020-45A, Class BRR, 5.91%, 7/15/2034 (b) (c)	3,530,000	3,532,538
Series 2020-45A, Class CRR, 6.16%, 7/15/2034 (b) (c)	1,075,000	1,075,230
Series 2021-49A, Class B1R, 5.72%, 10/19/2034 (b) (c)	8,050,000	8,028,410
Series 2021-52A, Class B, 6.13%, 1/22/2035 (b) (c)	4,500,000	4,516,493
Magnetite Ltd.
Series 2023-39A, Class BR, 5.83%, 1/25/2037 (b) (c)	1,200,000	1,198,087
Series 2016-17A, Class AR2, 5.77%, 4/20/2037 (b) (c)	2,300,000	2,306,928

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2016-17A, Class BR2, 6.22%, 4/20/2037 (b) (c)	2,208,000	2,219,875
Series 2024-40A, Class B1, 6.01%, 7/15/2037 (b) (c)	2,900,000	2,910,776
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (b)	2,000,000	2,000,301
Series 2024-BA, Class C, 5.73%, 11/20/2038 (b)	635,000	638,880
Mariner Finance Issuance Trust Series 2023-AA, Class E, 11.12%, 10/22/2035 (b)	500,000	517,438
Marlette Funding Trust
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	153,805	154,043
Series 2023-1A, Class C, 7.20%, 4/15/2033 (b)	350,000	352,245
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.28%, 4/15/2038 (b) (c)	1,219,000	1,220,931
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-34A, Class BR, 6.02%, 1/20/2035 (b) (c)	3,300,000	3,306,676
Series 2021-42A, Class BR, 5.66%, 7/16/2036 (b) (c)	2,260,000	2,256,967
Series 2021-42A, Class CR, 6.11%, 7/16/2036 (b) (c)	4,400,000	4,390,082
Series 2020-38A, Class BR2, 5.67%, 10/20/2036 (b) (c)	4,700,000	4,687,428
Series 2020-38A, Class CR2, 6.15%, 10/20/2036 (b) (c)	2,500,000	2,494,260
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (b)	168,000	161,226
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (b)	2,850,000	2,733,364
Series 2022-SFR2, Class F, 4.00%, 9/4/2039 (b)	5,000,000	4,644,874
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (b) (k)	9,718,085	9,823,119
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	168,042	162,969
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	59,318	57,091
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 6.03%, 4/21/2037 (b) (c)	4,300,000	4,313,455
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 6.02%, 7/20/2037 (b) (c)	1,400,000	1,405,303
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-1A, Class C, 6.22%, 4/15/2031 (b) (c)	2,000,000	2,003,642
Series 2019-1A, Class BR, 6.13%, 10/25/2032 (b) (c)	2,509,000	2,515,704
Series 2019-1A, Class CR, 6.73%, 10/25/2032 (b) (c)	1,500,000	1,503,942
Series 2019-1A, Class BR, 6.11%, 4/15/2035 (b) (c)	1,000,000	1,001,889
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.92%, 7/21/2037 ‡ (a) (b) (c)	16,800,000	16,800,000
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (b)	468,000	471,956
Series 2024-2A, Class A, 4.98%, 10/17/2031 (b)	600,000	594,133
Series 2024-2A, Class B, 5.42%, 10/17/2031 (b)	400,000	396,113
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	1,522,000	1,531,046
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (b)	628,000	627,506
Oportun Issuance Trust Series 2022-2, Class D, 11.34%, 10/9/2029	623,569	630,910
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	390,864	380,031
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.96%, 2/15/2038 (b) (c)	4,300,000	4,313,455
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class BR, 6.26%, 4/15/2031 (b) (c)	1,858,000	1,864,871
Series 2024-3A, Class A2, 5.96%, 8/8/2032 (b) (c)	1,911,950	1,914,051
Series 2024-3A, Class B, 6.21%, 8/8/2032 (b) (c)	2,000,000	2,001,278
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 7.44%, 3/25/2026 (b) (c)	2,600,000	2,607,207
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.57%, 5/25/2027 (b) (c)	343,000	343,992
Pret LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (b) (k)	8,208,267	8,157,140

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
PRET LLC
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (b) (k)	728,973	728,069
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (b) (k)	2,266,185	2,255,010
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (b) (k)	2,028,833	2,026,740
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (b) (k)	5,900,000	5,911,114
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (b) (k)	7,015,436	6,992,839
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (b) (k)	14,939,045	14,928,947
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (b)	736,000	733,337
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	1,997,435	1,997,435
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (b)	4,973,319	4,973,319
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	800,000	768,784
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	2,563,000	2,591,655
Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	3,631,000	3,664,417
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (k)	2,971,139	2,950,617
Series 2024-2, Class A2, 8.81%, 9/27/2028 (b) (k)	2,971,139	2,951,205
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.12%, 10/15/2034 (b) (c)	1,000,000	1,003,741
Series 2020-12A, Class A2R3, 5.86%, 1/15/2036 (b) (c)	2,796,000	2,799,529
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (b)	21,536	21,568
Series 2022-C, Class C, 6.99%, 12/15/2032 (b)	18,665	18,701
Series 2022-C, Class D, 8.20%, 12/15/2032 (b)	17,229	17,280
Series 2022-C, Class E, 11.37%, 12/15/2032 (b)	14,284	14,370
Series 2023-B, Class E, 8.41%, 12/15/2033 (b)	1,624,887	1,635,024
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	557,244	553,781
Series 2024-1, Class B, 5.23%, 12/15/2028	2,200,000	2,208,778
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	432,761
Series 2024-1, Class C, 5.45%, 3/15/2030	1,000,000	1,006,791
Series 2023-5, Class C, 6.43%, 2/18/2031	1,904,000	1,970,299
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	177,934
Series 2025-2, Class D, 5.47%, 5/15/2031	2,400,000	2,414,937
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,941,404
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,967,277
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,246,365
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,492,665	1,511,917
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,792,845	1,849,007
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,538,633	6,600,249
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.07%, 1/15/2032 (b) (c)	2,000,000	2,002,128
Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (b)	61,548,824	3,818,489
Subway Funding LLC
Series 2024-1A, Class A2II, 6.27%, 7/30/2054 (b)	2,885,500	2,941,315
Series 2024-1A, Class A23, 6.51%, 7/30/2054 (b)	9,371,905	9,529,031
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 5.87%, 4/16/2031 (b) (c)	1,900,000	1,901,457

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2018-19A, Class C, 6.27%, 4/16/2031 (b) (c)	940,000	941,562
Series 2019-21A, Class CR2, 6.01%, 7/15/2032 (b) (c)	3,000,000	2,969,406
Series 2020-23A, Class CR2, 6.01%, 1/15/2034 (b) (c)	3,600,000	3,583,746
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	400,000	406,109
Series 2022-3A, Class A, 7.60%, 4/15/2029 (b)	16,383	16,426
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (b)	101,000	100,369
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.86%, 9/18/2042 (b) (c)	3,050,000	3,044,916
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	21,458	21,251
Series 2016-1, Class B, 3.65%, 1/7/2026	20,023	19,753
Upstart Pass-Through Trust
Series 2022-PT2, Class A, HB, 20.19%, 2/20/2030 ‡ (b) (c)	127,707	127,707
Series 2022-PT3, Class A, HB, 20.38%, 4/20/2030 ‡ (b) (c)	86,090	85,324
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (b) (k)	1,561,746	1,555,195
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (b)	1,580,000	1,554,772
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 6.27%, 1/15/2035 (b) (c)	2,000,000	2,006,464
Westlake Automobile Receivables Trust
Series 2021-3A, Class F, 4.25%, 6/15/2028 (b)	2,000,000	1,952,738
Series 2023-1A, Class D, 6.79%, 11/15/2028 (b)	437,000	446,344
Series 2023-3A, Class D, 6.47%, 3/15/2029 (b)	632,000	646,644
Series 2024-1A, Class D, 6.02%, 10/15/2029 (b)	576,000	584,509
Series 2024-3A, Class D, 5.21%, 4/15/2030 (b)	3,900,000	3,903,317
Total Asset-Backed Securities (Cost $528,431,348)		530,061,334
Collateralized Mortgage Obligations — 9.1%
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B2, 6.29%, 3/25/2049 (b) (c)	4,882,500	4,954,712
Series 2019-4, Class B2, 5.66%, 7/26/2049 (b) (c)	800,000	755,863
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.84%, 4/25/2046 (c)	137,834	118,472
Citi Asset Receivables Trust I Series 2025-3, Class CERT, HB, 25.33%, 6/20/2031 ‡ (b)	17,160,000	17,741,792
CITI Asset Receivables Trust I Series 2025-2, Class CERT, HB, 24.76%, 5/20/2031 ‡ (b)	15,451,000	15,990,894
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (k)	245,715	247,296
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.69%, 6/25/2039 (b) (c)	591,381	613,558
Series 2019-R07, Class 1B1, 7.84%, 10/25/2039 (b) (c)	2,862,653	2,934,952
Series 2020-R02, Class 2B1, 7.44%, 1/25/2040 (b) (c)	4,000,000	4,088,822
Series 2020-R01, Class 1B1, 7.69%, 1/25/2040 (b) (c)	1,500,000	1,539,943
Series 2021-R01, Class 1B1, 7.42%, 10/25/2041 (b) (c)	2,000,000	2,046,260
Series 2021-R03, Class 1M2, 5.97%, 12/25/2041 (b) (c)	1,941,000	1,951,149
Series 2022-R03, Class 1B1, 10.57%, 3/25/2042 (b) (c)	1,000,000	1,081,443
Series 2022-R04, Class 1B2, 13.82%, 3/25/2042 (b) (c)	1,500,000	1,675,296
Series 2022-R06, Class 1M2, 8.17%, 5/25/2042 (b) (c)	1,100,000	1,149,094
Series 2022-R07, Class 1B2, 16.32%, 6/25/2042 (b) (c)	2,500,000	2,939,557
Series 2023-R02, Class 1M1, 6.62%, 1/25/2043 (b) (c)	214,026	218,887
Series 2023-R02, Class 1M2, 7.67%, 1/25/2043 (b) (c)	550,000	574,062
Series 2023-R02, Class 1B1, 9.87%, 1/25/2043 (b) (c)	350,000	381,253
Series 2023-R03, Class 2M2, 8.22%, 4/25/2043 (b) (c)	2,640,000	2,806,177
Series 2023-R04, Class 1M2, 7.87%, 5/25/2043 (b) (c)	500,000	528,103

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-R04, Class 1B1, 9.67%, 5/25/2043 (b) (c)	2,600,000	2,833,803
Series 2023-R06, Class 1M2, 7.02%, 7/25/2043 (b) (c)	680,000	703,356
Series 2023-R07, Class 2M2, 7.57%, 9/25/2043 (b) (c)	16,000,000	16,674,243
Series 2023-R07, Class 2B1, 8.82%, 9/25/2043 (b) (c)	5,000,000	5,355,304
Series 2023-R08, Class 1M2, 6.82%, 10/25/2043 (b) (c)	5,400,000	5,560,182
Series 2024-R01, Class 1M1, 5.37%, 1/25/2044 (b) (c)	4,868,819	4,870,328
Series 2024-R01, Class 1B1, 7.02%, 1/25/2044 (b) (c)	2,500,000	2,549,190
Series 2024-R02, Class 1M1, 5.42%, 2/25/2044 (b) (c)	357,350	357,129
Series 2024-R02, Class 1M2, 6.12%, 2/25/2044 (b) (c)	460,000	464,217
Series 2024-R04, Class 1M2, 5.97%, 5/25/2044 (b) (c)	1,296,000	1,301,067
Series 2024-R05, Class 2M2, 6.02%, 7/25/2044 (b) (c)	420,000	421,050
Series 2024-R05, Class 2B1, 6.32%, 7/25/2044 (b) (c)	7,000,000	7,026,116
Series 2024-R06, Class 1M2, 5.92%, 9/25/2044 (b) (c)	5,000,000	5,015,635
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (c)	93,286	89,587
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.32%, 8/25/2033 (b) (c)	3,400,000	3,681,433
Series 2021-DNA2, Class B1, 7.72%, 8/25/2033 (b) (c)	6,600,000	7,325,562
Series 2021-HQA1, Class B2, 9.32%, 8/25/2033 (b) (c)	5,670,267	6,474,559
Series 2021-DNA2, Class B2, 10.32%, 8/25/2033 (b) (c)	4,092,782	4,964,839
Series 2021-DNA3, Class B2, 10.57%, 10/25/2033 (b) (c)	5,800,000	7,080,707
Series 2021-HQA2, Class B2, 9.77%, 12/25/2033 (b) (c)	9,090,000	10,610,578
Series 2021-DNA5, Class B2, 9.82%, 1/25/2034 (b) (c)	8,230,000	9,376,757
Series 2021-HQA3, Class B2, 10.57%, 9/25/2041 (b) (c)	500,000	522,141
Series 2021-DNA6, Class B2, 11.82%, 10/25/2041 (b) (c)	1,800,000	1,917,339
Series 2021-DNA7, Class B2, 12.12%, 11/25/2041 (b) (c)	1,500,000	1,607,151
Series 2022-DNA3, Class M1B, 7.22%, 4/25/2042 (b) (c)	500,000	515,099
Series 2022-DNA3, Class B1, 9.97%, 4/25/2042 (b) (c)	6,250,000	6,690,866
Series 2022-DNA4, Class M1B, 7.67%, 5/25/2042 (b) (c)	6,000,000	6,235,958
Series 2022-DNA4, Class M2, 9.57%, 5/25/2042 (b) (c)	550,000	589,763
Series 2022-DNA5, Class M2, 11.07%, 6/25/2042 (b) (c)	6,000,000	6,625,320
Series 2022-HQA3, Class M1B, 7.87%, 8/25/2042 (b) (c)	7,600,000	7,967,716
Series 2023-DNA1, Class M1A, 6.42%, 3/25/2043 (b) (c)	372,823	378,053
Series 2023-DNA2, Class M1A, 6.42%, 4/25/2043 (b) (c)	843,596	858,882
Series 2023-DNA2, Class B1, 11.92%, 4/25/2043 (b) (c)	1,000,000	1,131,447
Series 2023-HQA2, Class M1B, 7.67%, 6/25/2043 (b) (c)	1,200,000	1,252,128
Series 2024-DNA1, Class M2, 6.27%, 2/25/2044 (b) (c)	1,500,000	1,520,708
Series 2020-DNA6, Class B2, 9.97%, 12/25/2050 (b) (c)	1,937,000	2,193,647
Series 2021-DNA1, Class B2, 9.07%, 1/25/2051 (b) (c)	1,585,000	1,745,267
FHLMC STACR Trust Series 2018-DNA3, Class B1, 8.34%, 9/25/2048 (b) (c)	300,000	323,855
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.59%, 10/25/2029 (c)	250,000	268,023
Series 2017-DNA3, Class B1, 8.89%, 3/25/2030 (c)	1,550,000	1,660,714
FHLMC, REMIC
Series 5164, Class J, 2.50%, 5/25/2049	1,171,145	1,027,514
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,016,693
Series 5413, Class KS, IF, IO, 1.53%, 5/25/2054 (c)	4,407,598	329,698
Series 5495, Class SC, IF, IO, 1.63%, 1/25/2055 (c)	38,316,967	2,833,149
Series 5509, Class SA, IF, IO, 1.43%, 2/25/2055 (c)	22,080,589	1,470,081
Series 5520, Class SD, IF, IO, 1.56%, 3/25/2055 (c)	18,698,270	1,319,791

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5520, Class SE, IF, IO, 1.56%, 3/25/2055 (c)	9,216,442	660,176
Series 5528, Class SA, IF, IO, 1.66%, 4/25/2055 (c)	21,575,313	1,467,436
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.94%, 9/25/2029 (c)	2,120,000	2,295,331
Series 2017-C03, Class 1B1, 9.29%, 10/25/2029 (c)	780,000	836,681
Series 2017-C05, Class 1B1, 8.04%, 1/25/2030 (c)	1,090,558	1,153,024
Series 2017-C06, Class 1B1, 8.59%, 2/25/2030 (c)	450,000	482,296
Series 2017-C07, Class 1B1, 8.44%, 5/25/2030 (c)	790,000	839,312
Series 2018-C03, Class 1B1, 8.19%, 10/25/2030 (c)	3,647,000	3,938,562
Series 2021-R02, Class 2M2, 6.32%, 11/25/2041 (b) (c)	5,000,000	5,028,080
Series 2021-R02, Class 2B1, 7.62%, 11/25/2041 (b) (c)	64,000	65,551
FNMA, REMIC
Series 2021-86, Class T, 2.50%, 9/25/2048	1,013,735	891,460
Series 2024-25, Class ZA, 6.00%, 9/25/2053	2,027,274	2,039,217
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,865,374	2,829,801
Series 2024-20, Class MS, IF, IO, 1.63%, 5/25/2054 (c)	6,677,012	509,656
Series 2024-58, Class BS, IF, IO, 1.53%, 8/25/2054 (c)	6,096,970	412,675
Series 2024-95, Class SE, IF, IO, 1.58%, 12/25/2054 (c)	7,723,837	560,215
Series 2024-92, Class SH, IF, IO, 1.63%, 12/25/2054 (c)	4,890,938	373,945
Series 2025-7, Class SE, IF, IO, 1.53%, 2/25/2055 (c)	6,048,710	467,726
Series 2025-11, Class SB, IF, IO, 1.58%, 3/25/2055 (c)	7,825,573	635,592
Series 2025-24, Class SC, IF, IO, 1.61%, 4/25/2055 (c)	11,802,587	854,795
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (b) (k)	3,681,616	3,721,113
GNMA
Series 2014-181, Class SL, IF, IO, 1.16%, 12/20/2044 (c)	416,068	39,127
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	826,889	129,095
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,212,194	184,261
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	129,863	20,327
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,626,961	415,155
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	306,433
Series 2024-30, Class SC, IF, IO, 2.12%, 2/20/2054 (c)	4,527,952	399,404
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	234,158
Series 2024-110, Class SC, IF, IO, 1.67%, 7/20/2054 (c)	4,618,861	374,288
Series 2024-112, Class SA, IF, IO, 2.27%, 7/20/2054 (c)	4,748,748	366,627
Series 2024-110, Class AS, IF, IO, 2.32%, 7/20/2054 (c)	3,894,975	383,921
Series 2024-126, Class HS, IF, IO, 1.62%, 8/20/2054 (c)	4,381,558	314,719
Series 2024-126, Class JS, IF, IO, 1.62%, 8/20/2054 (c)	17,711,647	955,802
Series 2024-127, Class SE, IF, IO, 1.67%, 8/20/2054 (c)	5,710,273	384,939
Series 2024-126, Class AS, IF, IO, 2.32%, 8/20/2054 (c)	4,706,535	357,965
Series 2024-128, Class SA, IF, IO, 2.32%, 8/20/2054 (c)	7,173,383	608,058
Series 2024-151, Class JS, IF, IO, 2.28%, 9/20/2054 (c)	4,713,489	466,700
Series 2024-159, Class AS, IF, IO, 1.77%, 10/20/2054 (c)	3,764,872	320,241
Series 2024-190, Class CS, IF, IO, 1.67%, 11/20/2054 (c)	5,067,381	380,400
Series 2024-204, Class SB, IF, IO, 1.68%, 12/20/2054 (c)	8,846,438	667,993
Series 2025-1, Class SV, IF, IO, 1.57%, 1/20/2055 (c)	9,918,818	516,118
Series 2025-7, Class SG, IF, IO, 1.62%, 1/20/2055 (c)	20,543,263	1,426,781
Series 2025-7, Class QS, IF, IO, 2.12%, 1/20/2055 (c)	3,934,160	365,427
Series 2025-1, Class SL, IF, IO, 2.27%, 1/20/2055 (c)	4,551,982	425,689
Series 2025-7, Class SL, IF, IO, 2.27%, 1/20/2055 (c)	5,892,070	432,007

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-23, Class SE, IF, IO, 1.62%, 2/20/2055 (c)	7,362,959	510,008
Series 2025-23, Class SL, IF, IO, 1.62%, 2/20/2055 (c)	11,846,669	847,275
Series 2025-30, Class SC, IF, IO, 2.22%, 2/20/2055 (c)	11,969,048	1,019,307
Series 2025-51, Class SH, IF, IO, 1.62%, 3/20/2055 (c)	14,948,129	1,104,338
1.00%, 11/16/2063 (c)	25,000,000	1,750,000
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (b) (k)	3,780,000	3,795,275
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (c)	1,000,000	1,001,205
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (b) (k)	646,925	646,956
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (b) (k)	500,000	502,025
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (b) (k)	1,550,000	1,561,002
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (b) (k)	750,000	755,735
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (b) (k)	1,600,000	1,615,776
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (b) (k)	2,360,000	2,384,843
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (b) (k)	2,516,000	2,518,953
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (b) (k)	1,017,294	1,018,614
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (k)	1,263,000	1,255,544
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (b) (k)	2,221,000	2,221,736
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (k)	6,845,000	6,855,321
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	6,602,849	6,607,201
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (b) (c)	85,490	80,661
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (b) (c)	212,833	196,497
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (c)	149,693	141,384
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (b) (k)	7,218,743	7,148,740
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (k)	700,000	694,691
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (b) (k)	444,042	444,183
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (b) (k)	512,969	518,735
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (b) (k)	254,400	256,131
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (b) (k)	7,368,993	7,400,318
PMT Loan Trust Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (b) (c)	4,800,000	4,816,875
PRET LLC
Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 (b) (k)	1,767,294	1,761,247
Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (b) (k)	5,700,000	5,718,029
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 ‡ (b) (k)	2,000,000	2,010,958
PRPM LLC
Series 2024-1, Class A1, 6.96%, 2/25/2029 (b) (k)	998,129	998,605
Series 2024-2, Class A1, 7.03%, 3/25/2029 (b) (k)	748,899	749,015
Series 2024-5, Class A1, 5.69%, 9/25/2029 (b) (k)	824,838	823,420
Series 2024-7, Class A1, 5.87%, 11/25/2029 (b) (k)	1,777,710	1,775,470
Series 2024-8, Class A2, 8.84%, 12/25/2029 (b) (k)	2,000,000	1,990,914
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (b) (k)	1,796,903	1,727,613
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (b) (k)	4,075,225	4,051,367
STACR Trust
Series 2018-HRP2, Class B1, 8.64%, 2/25/2047 (b) (c)	600,000	648,104
Series 2018-HRP2, Class B2, 14.94%, 2/25/2047 (b) (c)	2,290,000	2,842,954
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	250,000	201,730

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Toorak Mortgage Trust
Series 2024-2, Class A1, 6.33%, 10/25/2031 (b) (k)	2,800,000	2,788,871
Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (b) (k)	2,150,000	2,159,480
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (b) (k)	601,722	600,761
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (k)	417,503	418,009
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (k)	575,720	575,445
Total Collateralized Mortgage Obligations (Cost $351,686,676)		353,123,830
Foreign Government Securities — 3.4%
Arab Republic of Egypt
7.50%, 1/31/2027 (i)	800,000	806,852
7.60%, 3/1/2029 (i)	3,100,000	3,039,813
8.63%, 2/4/2030 (b)	829,000	824,026
8.63%, 2/4/2030 (i)	800,000	795,200
7.63%, 5/29/2032 (i)	1,200,000	1,077,375
9.45%, 2/4/2033 (b)	446,000	432,174
7.30%, 9/30/2033 (i)	200,000	170,300
8.50%, 1/31/2047 (i)	700,000	535,339
8.70%, 3/1/2049 (i)	700,000	543,375
8.88%, 5/29/2050 (i)	300,000	236,250
Argentine Republic 4.12%, 7/9/2035 (k)	3,000,000	2,018,250
Benin Government Bond
7.96%, 2/13/2038 (b)	1,080,000	984,150
7.96%, 2/13/2038 (i)	950,000	865,688
Commonwealth of the Bahamas 6.00%, 11/21/2028 (i)	2,100,000	2,030,700
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (b)	550,379	512,541
3.10%, 1/15/2030 (b) (k)	186,462	161,817
3.35%, 3/15/2033 (b) (k)	365,742	283,907
3.60%, 6/15/2035 (b) (k)	1,346,960	910,798
3.60%, 5/15/2036 (b) (k)	171,396	133,046
3.60%, 2/15/2038 (b) (k)	342,936	267,490
Dominican Republic Government Bond
5.50%, 2/22/2029 (i)	350,000	345,275
7.05%, 2/3/2031 (b)	510,000	529,176
7.05%, 2/3/2031 (i)	1,000,000	1,037,600
6.00%, 2/22/2033 (b)	150,000	146,670
6.00%, 2/22/2033 (i)	500,000	488,900
6.95%, 3/15/2037 (b)	1,900,000	1,906,650
6.40%, 6/5/2049 (i)	2,050,000	1,876,345
7.15%, 2/24/2055 (b)	1,300,000	1,276,600
5.88%, 1/30/2060 (i)	1,450,000	1,193,350
Federal Republic of Nigeria
7.63%, 11/21/2025 (i)	600,000	602,436
6.50%, 11/28/2027 (i)	1,100,000	1,065,284
6.13%, 9/28/2028 (i)	3,200,000	2,967,008
7.14%, 2/23/2030 (i)	1,100,000	1,012,000
8.75%, 1/21/2031 (i)	1,000,000	963,750

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.88%, 2/16/2032 (i)	500,000	452,375
10.38%, 12/9/2034 (b)	1,400,000	1,399,132
Federative Republic of Brazil 7.13%, 5/13/2054	800,000	740,800
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (i)	600,000	598,128
5.75%, 1/31/2027 (i)	1,000,000	993,440
7.75%, 1/15/2028 (i)	1,000,000	1,025,630
5.85%, 7/7/2030 (i)	1,100,000	1,028,533
7.38%, 10/10/2047 (i)	2,000,000	1,723,000
Islamic Republic of Pakistan
8.25%, 9/30/2025 (i)	400,000	398,800
6.00%, 4/8/2026 (b)	1,100,000	1,071,675
6.00%, 4/8/2026 (i)	1,700,000	1,656,225
6.88%, 12/5/2027 (i)	2,600,000	2,412,358
7.38%, 4/8/2031 (i)	1,500,000	1,277,235
8.88%, 4/8/2051 (i)	400,000	313,284
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	1,067,000	1,135,288
Kingdom of Bahrain
7.38%, 5/14/2030 (i)	700,000	725,200
5.45%, 9/16/2032 (i)	600,000	555,000
7.50%, 9/20/2047 (i)	600,000	580,686
Kingdom of Morocco 6.50%, 9/8/2033 (i)	400,000	413,816
Republic of Angola
9.50%, 11/12/2025 (i)	1,000,000	999,063
8.25%, 5/9/2028 (i)	2,000,000	1,798,500
8.00%, 11/26/2029 (i)	2,400,000	2,049,600
8.75%, 4/14/2032 (i)	400,000	329,124
8.75%, 4/14/2032 (b)	600,000	493,686
Republic of Armenia 3.60%, 2/2/2031 (i)	800,000	678,752
Republic of Colombia
3.00%, 1/30/2030	200,000	171,300
3.13%, 4/15/2031	600,000	491,040
8.00%, 4/20/2033	500,000	512,625
8.00%, 11/14/2035	800,000	800,800
8.75%, 11/14/2053	2,279,000	2,223,164
Republic of Costa Rica
6.13%, 2/19/2031 (i)	200,000	204,600
6.55%, 4/3/2034 (b)	920,000	945,300
7.00%, 4/4/2044 (i)	400,000	405,600
7.30%, 11/13/2054 (b)	1,065,000	1,088,430
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (i)	799,000	793,339
7.63%, 1/30/2033 (i)	2,600,000	2,505,854
6.13%, 6/15/2033 (i)	1,700,000	1,508,219
8.08%, 4/1/2036 (b)	2,481,000	2,338,479
8.25%, 1/30/2037 (b)	3,600,000	3,379,500
Republic of Ecuador
6.90%, 7/31/2030 (i) (k)	2,600,000	2,015,650
5.50%, 7/31/2035 (i) (k)	1,389,403	862,819

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
5.00%, 7/31/2040 (i) (k)	3,150,000	1,691,550
Republic of El Salvador
8.63%, 2/28/2029 (i)	1,852,000	1,913,116
0.25%, 4/17/2030 (b)	1,290,000	23,220
9.25%, 4/17/2030 (b)	2,390,000	2,497,699
7.12%, 1/20/2050 (i)	350,000	284,025
9.50%, 7/15/2052 (i)	350,000	348,950
9.65%, 11/21/2054 (b)	2,957,000	2,949,607
Republic of Ghana
0.0%, 7/3/2026 (b)	352,800	341,334
5.00%, 7/3/2029 (b) (k)	1,732,400	1,576,484
0.0%, 1/3/2030 (b)	518,974	421,666
5.00%, 7/3/2035 (b) (k)	765,600	564,630
Republic of Guatemala
6.05%, 8/6/2031 (i)	2,000,000	2,002,000
6.60%, 6/13/2036 (b)	700,000	701,400
6.55%, 2/6/2037 (b)	200,000	200,000
Republic of Honduras
6.25%, 1/19/2027 (i)	1,350,000	1,340,550
8.63%, 11/27/2034 (b)	750,000	760,245
Republic of Iraq 5.80%, 1/15/2028 (i)	1,406,250	1,380,769
Republic of Kenya
7.25%, 2/28/2028 (i)	500,000	483,635
9.75%, 2/16/2031 (b)	1,635,000	1,631,419
9.75%, 2/16/2031 (i)	400,000	399,124
8.00%, 5/22/2032 (i)	200,000	182,064
9.50%, 3/5/2036 (b)	1,927,000	1,757,424
Republic of Montenegro 7.25%, 3/12/2031 (b)	1,950,000	1,999,237
Republic of Namibia 5.25%, 10/29/2025 (i)	200,000	198,312
Republic of Panama
6.40%, 2/14/2035	800,000	754,600
7.88%, 3/1/2057	600,000	583,800
Republic of Paraguay
6.10%, 8/11/2044 (i)	1,000,000	934,060
5.60%, 3/13/2048 (i)	1,000,000	865,000
5.40%, 3/30/2050 (b)	2,100,000	1,764,095
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000,000	841,250
Republic of Senegal
7.75%, 6/10/2031 (i)	4,200,000	3,375,750
6.25%, 5/23/2033 (i)	2,600,000	1,863,888
Republic of Serbia
6.50%, 9/26/2033 (b)	400,000	412,800
6.00%, 6/12/2034 (b)	800,000	792,504
6.00%, 6/12/2034 (i)	400,000	396,252
Republic of South Africa
5.88%, 4/20/2032	200,000	191,825
7.10%, 11/19/2036 (b)	1,300,000	1,258,439
6.25%, 3/8/2041	500,000	419,375
5.75%, 9/30/2049	900,000	650,250

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.30%, 4/20/2052	200,000	172,400
7.95%, 11/19/2054 (b)	2,042,000	1,874,556
Republic of Trinidad and Tobago 6.40%, 6/26/2034 (i)	500,000	478,000
Republic of Turkiye (The)
9.38%, 3/14/2029	200,000	216,533
7.13%, 2/12/2032	400,000	391,412
9.38%, 1/19/2033	200,000	220,438
7.63%, 5/15/2034	1,164,000	1,162,545
Republic of Uzbekistan 5.38%, 2/20/2029 (i)	200,000	192,800
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (b)	200,000	209,996
6.95%, 5/25/2032 (b)	500,000	495,225
Republic of Zambia 5.75%, 6/30/2033 (b) (k)	1,279,056	1,147,633
Romania Government Bond 7.50%, 2/10/2037 (b)	1,000,000	1,004,050
State of Mongolia
3.50%, 7/7/2027 (i)	200,000	186,050
8.65%, 1/19/2028 (b)	900,000	936,225
6.63%, 2/25/2030 (b)	400,000	389,000
4.45%, 7/7/2031 (i)	200,000	172,000
Sultanate of Oman Government Bond
6.75%, 1/17/2048 (i)	1,000,000	1,004,190
7.00%, 1/25/2051 (i)	1,800,000	1,852,884
Suriname Government International Bond 7.95%, 7/15/2033 (d) (i)	1,586,191	1,475,385
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (b)	400,000	417,625
Total Foreign Government Securities (Cost $132,916,685)		131,887,479
Loan Assignments — 0.8% (h) (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031	149,623	149,574
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031	634,297	630,770
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 8/4/2031 (m)	1,367,891	1,360,204
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031 (m)	997,494	994,531
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032 (m)	1,550,000	1,542,250
		3,896,985
Chemicals — 0.0% ^
WR Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 9/22/2028	527,275	525,166
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	498,708	498,035
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 11/19/2031	399,557	398,558
		896,593

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.48%, 4/1/2032 (m)	227	225
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 4/1/2032 (m)	432,440	428,859
		429,084
Diversified Consumer Services — 0.1%
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031	288,343	289,281
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2031 (m)	1,051,225	1,040,597
		1,329,878
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027	373,125	372,647
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/2/2031	804,000	789,432
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031	374,063	374,298
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031	1,329,372	1,322,473
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028	597,000	596,307
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028	574,054	573,922
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (m)	1,613,458	1,612,861
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	593,239	593,322
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028	448,450	430,162
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 12/31/2031	303,507	275,964
		1,299,448
Leisure Products — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031 (m)	1,496,000	1,484,780
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 4/5/2029	500,000	501,250
Terex Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 10/8/2031	450,000	450,189
		951,439
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028	493,687	486,899
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 10/15/2031	369,075	369,883

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028	382,353	377,956
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.05%, 8/13/2029 (m)	932,825	906,006
		1,283,962
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.59%, 10/8/2030 (m)	1,195,000	1,132,430
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/31/2031	693,444	692,578
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031	497,494	496,324
		1,188,902
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	447,698	441,654
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (m)	1,248,465	1,242,448
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031	716,000	717,432
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029	447,750	397,777
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031	675,000	674,102
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 11/28/2028	594,500	594,910
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031	1,145,486	1,147,318
		4,773,987
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028	665,000	614,766
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 2/11/2028	1,637,242	1,629,400
Queen MergerCo, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 4/30/2032	143,556	143,945
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029	373,125	368,957
		2,757,068
Total Loan Assignments (Cost $29,846,138)		29,670,442
Municipal Bonds — 0.3% (n)
California — 0.0% ^
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	2,200,000	2,131,090
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	3,000,000	2,861,261
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024 CL A, Rev., 5.46%, 12/15/2031	5,566,000	5,665,022
Series 2024 CL B, Rev., 6.03%, 12/15/2031	650,000	662,499
Total New York		6,327,521
Total Municipal Bonds (Cost $11,250,500)		11,319,872
Supranational — 0.0% ^
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (b) (h) (Cost $1,802,242)	1,800,000	1,782,000

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
Foreign Exchange USD / CNH
7/15/2025 at USD 7.00
Notional Amount: USD 163,875,000
Counterparty: Exchange-Traded * (Cost $370,357)	163,875,000	156,760
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ *(Cost $—)	364	—
Short-Term Investments — 6.9%
Investment Companies — 6.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (o) (p) (Cost $266,784,164)	266,744,227	266,797,576
Total Investments — 110.0% (Cost $4,253,987,528)		4,271,308,820
Liabilities in Excess of Other Assets — (10.0)%		(387,885,400)
NET ASSETS — 100.0%		3,883,423,420

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CME	Chicago Mercantile Exchange
CNH	China Renminbi
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $11,247,945 or 0.29% of the Fund’s net
assets as of May 31, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2055 (a)	(33,900,000)	(27,605,559)
TBA, 3.50%, 6/25/2055 (a)	(40,100,000)	(35,539,517)
TBA, 4.00%, 6/25/2055 (a)	(41,600,000)	(38,108,468)
TBA, 5.00%, 6/25/2055 (a)	(75,000,000)	(72,589,213)
GNMA II, Single Family, 30 Year
TBA, 3.50%, 6/15/2055 (a)	(92,400,000)	(82,194,742)
TBA, 4.00%, 6/15/2055 (a)	(184,303,000)	(168,746,091)
TBA, 4.50%, 6/15/2055 (a)	(20,700,000)	(19,526,298)
(Proceeds received of $444,493,578)		(444,309,888)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,157	09/19/2025	USD	128,318,531	1,334,646
U.S. Treasury 10 Year Ultra Note	474	09/19/2025	USD	53,473,125	654,045
U.S. Treasury Ultra Bond	9	09/19/2025	USD	1,046,813	23,797
U.S. Treasury 2 Year Note	1,134	09/30/2025	USD	235,322,718	370,426
U.S. Treasury 5 Year Note	3,986	09/30/2025	USD	431,671,344	2,391,977
					4,774,891
Short Contracts
U.S. Treasury 10 Year Ultra Note	(844)	09/19/2025	USD	(95,213,750)	(1,168,070)
U.S. Treasury Long Bond	(751)	09/19/2025	USD	(84,956,875)	(1,758,074)
U.S. Treasury Ultra Bond	(247)	09/19/2025	USD	(28,729,188)	(660,258)
					(3,586,402)
					1,188,489

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	2,777,545,773	USD	19,276,085	BNP Paribas	6/16/2025	54,676
JPY	1,206,470,782	USD	8,241,606	Morgan Stanley	6/16/2025	155,015
USD	787,643	EUR	691,809	BNP Paribas	6/16/2025	1,492
Total unrealized appreciation						211,183
JPY	9,712,816,104	USD	68,067,245	Standard Chartered Bank	6/16/2025	(469,396)
Total unrealized depreciation						(469,396)
Net unrealized depreciation						(258,213)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.45	USD2,200,000	11,226	(50,755)	(39,529)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.45	USD5,000,000	5,354	(95,192)	(89,838)
							16,580	(145,947)	(129,367)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 5,791,000	(332,279)	(82,925)	(415,204)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 5,793,000	(333,513)	(81,835)	(415,348)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 44,723,000	(2,715,271)	(491,287)	(3,206,558)
						(3,381,063)	(656,047)	(4,037,110)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2025:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	16,580	(129,367)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$450,670,590	$79,390,744	$530,061,334
Collateralized Mortgage Obligations	—	317,380,186	35,743,644	353,123,830
Commercial Mortgage-Backed Securities	—	837,433,051	13,755,795	851,188,846
Common Stocks	—	—	— (a)	—(a )
Corporate Bonds
Aerospace & Defense	—	11,529,467	—	11,529,467
Automobile Components	—	20,575,417	—	20,575,417
Banks	—	37,432,119	—	37,432,119
Biotechnology	—	380,504	—	380,504
Broadline Retail	—	1,731,959	—	1,731,959
Building Products	—	18,442,049	—	18,442,049
Capital Markets	—	11,144,377	—	11,144,377
Chemicals	—	25,921,270	—	25,921,270
Commercial Services & Supplies	—	22,356,088	—	22,356,088
Communications Equipment	—	2,331,355	—	2,331,355
Construction & Engineering	—	1,761,998	—	1,761,998
Construction Materials	—	680,362	—	680,362
Consumer Finance	—	18,880,255	—	18,880,255
Consumer Staples Distribution & Retail	—	14,927,057	— (a)	14,927,057
Containers & Packaging	—	8,318,054	—	8,318,054
Distributors	—	515,759	—	515,759
Diversified Consumer Services	—	3,431,004	—	3,431,004
Diversified Telecommunication Services	—	44,247,111	—	44,247,111
Electric Utilities	—	22,920,666	—	22,920,666
Electrical Equipment	—	100,374	—	100,374
Electronic Equipment, Instruments & Components	—	7,251,891	—	7,251,891
Energy Equipment & Services	—	4,049,327	—	4,049,327
Entertainment	—	9,404,352	—	9,404,352
Financial Services	—	11,648,917	2,190,000	13,838,917
Food Products	—	8,951,419	—	8,951,419
Gas Utilities	—	1,017,230	—	1,017,230
Ground Transportation	—	16,024,407	—	16,024,407
Health Care Equipment & Supplies	—	13,253,776	—	13,253,776
Health Care Providers & Services	—	25,392,013	—	25,392,013
Health Care Technology	—	2,344,825	—	2,344,825
Hotel & Resort REITs	—	6,242,113	—	6,242,113
Hotels, Restaurants & Leisure	—	34,562,296	—	34,562,296
Household Durables	—	9,177,562	—	9,177,562
Household Products	—	3,955,992	—	3,955,992
Independent Power and Renewable Electricity Producers	—	4,477,701	—	4,477,701
Insurance	—	688,815	—	688,815
Interactive Media & Services	—	722,231	—	722,231
IT Services	—	830,068	2,500,000	3,330,068
Leisure Products	—	722,764	—	722,764

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Machinery	$—	$4,407,087	$—	$4,407,087
Marine Transportation	—	864,000	—	864,000
Media	—	63,633,413	—	63,633,413
Metals & Mining	—	10,686,147	—	10,686,147
Mortgage Real Estate Investment Trusts (REITs)	—	4,994,283	—	4,994,283
Multi-Utilities	—	4,610,391	—	4,610,391
Oil, Gas & Consumable Fuels	—	112,303,422	—	112,303,422
Passenger Airlines	—	7,509,706	—	7,509,706
Personal Care Products	—	4,781,500	—	4,781,500
Pharmaceuticals	—	11,305,122	—	11,305,122
Professional Services	—	154,650	—	154,650
Real Estate Management & Development	—	723,330	400,000	1,123,330
Semiconductors & Semiconductor Equipment	—	7,164,763	—	7,164,763
Software	—	9,168,266	—	9,168,266
Specialized REITs	—	1,160,836	—	1,160,836
Specialty Retail	—	14,173,523	— (a)	14,173,523
Technology Hardware, Storage & Peripherals	—	3,606,098	—	3,606,098
Textiles, Apparel & Luxury Goods	—	148,978	—	148,978
Trading Companies & Distributors	—	15,119,051	—	15,119,051
Wireless Telecommunication Services	—	765,025	—	765,025
Total Corporate Bonds	—	705,624,535	5,090,000	710,714,535
Foreign Government Securities	—	131,887,479	—	131,887,479
Loan Assignments	—	29,670,442	—	29,670,442
Mortgage-Backed Securities	—	1,376,378,484	8,227,662	1,384,606,146
Municipal Bonds	—	11,319,872	—	11,319,872
Options Purchased
Put Options Purchased	—	156,760	—	156,760
Supranational	—	1,782,000	—	1,782,000
Short-Term Investments
Investment Companies	266,797,576	—	—	266,797,576
Total Investments in Securities	$266,797,576	$3,862,303,399	$142,207,845	$4,271,308,820
Liabilities
TBA Short Commitment	$—	$(444,309,888)	$—	$(444,309,888)
Total Liabilities in Securities Sold Short	$—	$(444,309,888)	$—	$(444,309,888)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$211,183	$—	$211,183
Futures Contracts	4,774,891	—	—	4,774,891
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(469,396)	$—	$(469,396)
Futures Contracts	(3,586,402)	—	—	(3,586,402)
Swaps	—	(801,994)	—	(801,994)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,188,489	$(1,060,207)	$—	$128,282

(a)	Value is zero.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$20,894,859	$—	$(32,315)	$(32,267)	$66,813,052	$(8,252,585)	$—	$(1,699,998)	$1,699,998	$79,390,744
Collateralized Mortgage Obligations	5,893,564	—	16,942	(2,442)	35,732,646	(474,465)	—	(3,722,603)	(1,699,998)	35,743,644
Commercial Mortgage-Backed Securities	1,868,548	—	(31,388)	65,429	9,100,000	—	2,753,206	—	—	13,755,795
Common Stocks	— (b)	—	— (b)	—	—	—	—	—	—	— (b)
Corporate Bonds	38,476	—	(46,390)	1,364	5,096,550	—	—	—	—	5,090,000
Mortgage-Backed Securities	4,900,000	—	(3,281)	—	3,496,111	(165,168)	—	—	—	8,227,662
Total	$33,595,447	$—	$(96,432)	$32,084	$120,238,359	$(8,892,218)	$2,753,206	$(5,422,601)	$—	$142,207,845

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(99,934).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,751,573	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (13.62%)
			Constant Default Rate	0.00% - 12.00% (0.22%)
			Yield (Discount Rate of Cash Flows)	4.77% - 8.27% (5.82%)

Asset-Backed Securities	4,751,573
	-	Terms or Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	-
Total	$4,751,573

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $ 137,456,272. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$44,645,094	$1,206,796,118	$984,618,843	$(33,743)	$8,950	$266,797,576	266,744,227	$2,010,343	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.